CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 100.1%
	ADVERTISING - 16.2%
268,000	Fluent, Inc. *	$1,506,160
3,100	Trade Desk, Inc. *	613,645
		2,119,805
	BANKS - 12.5%
8,800	Carolina Financial Corp.	304,392
3,700	Horizon Bancorp, Inc.	59,533
13,600	National Commerce Corp. *	533,256
11,500	Nicolet Bankshares, Inc. *	685,400
2,000	Old Line Bancshares, Inc.	49,860
125	Walker & Dunlop, Inc.	6,364
		1,638,805
	BUILDING MATERIALS - 3.0%
5,100	Patrick Industries, Inc. *	231,132
76,000	Research Frontiers, Inc. *	164,160
		395,292
	COMMERCIAL SERVICES - 3.9%
500	HealthEquity, Inc. *	36,990
5,300	Paylocity Holding Corp. *	472,707
		509,697
	COMPUTERS - 10.1%
5,550	CyberArk Software Ltd. *	660,727
10,300	Mercury Systems, Inc. *	660,024
		1,320,751
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
420	Mr. Cooper Group, Inc. *	4,028

	ENERGY-ALTERNATE SOURCES - 3.8%
13,300	SolarEdge Technologies, Inc. *	501,144

	FOOD - 4.3%
26,300	Sprouts Farmers Market, Inc. *	566,502

	HEALTHCARE PRODUCTS - 9.5%
9,700	BioTelemetry, Inc. *	607,414
10,700	Repligen Corp. *	632,156
		1,239,570
	HEALTHCARE SERVICES - 5.1%
13,100	Ensign Group, Inc.	670,589

	HOME FURNISHINGS - 7.6%
8,500	iRobot Corp. *	1,000,365

	INSURANCE - 0.0%
150	Trupanion, Inc. *	4,911

	INTERNET - 5.0%
13,700	Mimecast Ltd. *	648,695

	LEISURE PRODUCTS - 2.1%
7,000	Malibu Boats, Inc. *	277,060

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 100.1% (Continued)
	PHARMACEUTICALS - 4.3%
15,700	Corcept Therapeutics, Inc. *	$184,318
40,800	CorMedix, Inc. *	385,560
		569,878
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
900	PennyMac Mortgage Investment Trust	18,639
1,300	Two Harbors Investment Corp.	17,589
		36,228
	RETAIL - 3.3%
2,500	Carvana Co. *	145,150
3,300	Ollie’s Bargain Outlet Holdings, Inc. *	281,589
		426,739
	SAVINGS & LOANS - 4.7%
18,900	BSB Bancorp, Inc. *	620,676

	SOFTWARE - 1.7%
4,700	Blackline, Inc. *	217,704

	WATER - 2.7%
6,500	California Water Service Group	352,820

	TOTAL COMMON STOCK (Cost - $13,026,855)	13,121,259

	TOTAL INVESTMENTS - 100.1% (Cost - $13,026,855)	$13,121,259
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,942)
	NET ASSETS - 100.0%	$13,108,317

*	Non-income producing security.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 99.1%
	AEROSPACE/DEFENSE - 4.8%
100	HEICO Corp.	$9,487
5,600	TransDigm Group, Inc. *	2,542,344
		2,551,831
	BEVERAGES - 4.2%
40,500	Monster Beverage Corp. *	2,210,490

	BIOTECHNOLOGY - 9.7%
245,000	Amarin Corp. PLC - ADR *	5,086,200
100	Regeneron Pharmaceuticals, Inc. *	41,062
		5,127,262
	BUILDING MATERIALS - 0.2%
300	Lennox International, Inc.	79,320

	COMMERCIAL SERVICES - 5.8%
50	Global Payments, Inc.	6,826
33,000	IHS Markit Ltd. *	1,794,540
4,200	PayPal Holdings, Inc. *	436,128
2,900	S&P Global, Inc.	610,595
1,700	Total System Services, Inc.	161,517
1,350	TransUnion	90,234
		3,099,840
	COMPUTERS - 4.5%
33,300	Cognizant Technology Solutions Corp.	2,412,585

	DIVERSIFIED FINANCIAL SERVICES - 9.7%
54,000	Charles Schwab Corp.	2,309,040
1,200	Mastercard, Inc.	282,540
16,300	Visa, Inc.	2,545,897
		5,137,477
	ELECTRIC - 7.3%
600	Consolidated Edison, Inc.	50,886
19,700	NextEra Energy, Inc.	3,808,404
		3,859,290
	HEALTHCARE PRODUCTS - 0.2%
650	Stryker Corp.	128,388

	HEALTHCARE SERVICES - 4.3%
42,500	Centene Corp. *	2,256,750

	INTERNET - 0.0%
100	GoDaddy, Inc. *	7,519

	MACHINERY-DIVERSIFIED - 4.8%
7,500	Roper Technologies, Inc.	2,564,775

	REAL ESTATE INVESTMENT TRUST - 0.7%
3,500	Annaly Capital Management, Inc.	349,650

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 99.1% (Continued)
	RETAIL - 26.3%
2,500	AutoZone, Inc. *	$2,560,300
44,000	Carvana Co. *	2,554,640
24,400	Dollar Tree, Inc. *	2,562,976
200	Five Below, Inc. *	24,850
1,000	Home Depot, Inc.	191,890
6,400	O’Reilly Automotive, Inc. *	2,485,120
10,500	Tractor Supply Co.	1,026,480
7,300	Ulta Beauty, Inc. *	2,545,729
		13,951,985
	SEMICONDUCTORS - 4.8%
8,500	Broadcom, Inc.	2,556,035

	SOFTWARE - 11.7%
200	Adobe, Inc. *	53,298
500	Fair Isaac Corp. *	135,815
15,900	Fiserv, Inc. *	1,403,652
21,800	Microsoft Corp.	2,571,092
2,200	Paycom Software, Inc. *	416,086
6,700	ServiceNow, Inc. *	1,651,483
		6,231,426
	WATER - 0.1%
1,500	Aqua America, Inc.	54,660

	TOTAL COMMON STOCK (Cost - $47,531,867)	52,579,283

	TOTAL INVESTMENTS - 99.1% (Cost - $47,531,867)	$52,579,283
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	451,274
	NET ASSETS - 100.0%	$53,030,557

*	Non-income producing security.

ADR - American Depositary Receipt

PLC - Public Limited Company

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 33.6% *
	CALL OPTIONS PURCHASED - 18.1%
500	Corn Future, Maturing May 2019 +	Wedbush	$9,375,000	4/29/2019	$375.00	$21,875
100	Corn Future, Maturing May 2019 +	Wedbush	2,000,000	4/29/2019	400.00	625
200	Corn Future, Maturing May 2019 +	Wedbush	4,050,000	4/29/2019	405.00	1,250
2	Corn Future, Maturing May 2019 +	Wedbush	42,000	4/29/2019	420.00	13
300	Corn Future, Maturing June 2019 +	Wedbush	6,225,000	5/28/2019	415.00	7,500
300	Corn Future, Maturing June 2019 +	Wedbush	6,900,000	5/28/2019	460.00	1,875
200	Corn Future, Maturing July 2019 +	Wedbush	4,000,000	6/24/2019	400.00	33,750
200	Corn Future, Maturing July 2019 +	Wedbush	4,100,000	6/24/2019	410.00	22,500
100	Corn Future, Maturing July 2019 +	Wedbush	2,100,000	6/24/2019	420.00	8,750
302	Corn Future, Maturing July 2019 +	Wedbush	6,795,000	6/24/2019	450.00	11,325
300	Corn Future, Maturing July 2019 +	Wedbush	6,900,000	6/24/2019	460.00	7,500
50	Crude Oil Future, Maturing May 2019 +	Wedbush	2,575,000	4/17/2019	51.50	434,500
50	Crude Oil Future, Maturing May 2019 +	Wedbush	2,625,000	4/17/2019	52.50	385,500
100	Crude Oil Future, Maturing May 2019 +	Wedbush	5,500,000	4/17/2019	55.00	531,000
50	Crude Oil Future, Maturing May 2019 +	Wedbush	3,050,000	4/17/2019	61.00	42,000
150	Crude Oil Future, Maturing May 2019 +	Wedbush	9,225,000	4/17/2019	61.50	97,500
50	Crude Oil Future, Maturing May 2019 +	Wedbush	3,150,000	4/17/2019	63.00	14,000
200	Crude Oil Future, Maturing May 2019 +	Wedbush	12,700,000	4/17/2019	63.50	40,000
125	Crude Oil Future, Maturing May 2019 +	Wedbush	8,125,000	4/17/2019	65.00	10,000
100	Crude Oil Future, Maturing June 2019 +	Wedbush	5,100,000	5/17/2019	51.00	952,000
100	Crude Oil Future, Maturing June 2019 +	Wedbush	5,700,000	5/17/2019	57.00	433,000
100	Crude Oil Future, Maturing June 2019 +	Wedbush	5,750,000	5/17/2019	57.50	396,000
100	Crude Oil Future, Maturing June 2019 +	Wedbush	7,000,000	6/18/2019	70.00	27,000
40	Crude Oil Future, Maturing September 2019 +	Wedbush	2,520,000	8/16/2019	63.00	111,200
50	Crude Oil Future, Maturing October 2019 +	Wedbush	2,700,000	9/18/2019	54.00	426,000
10	Crude Oil Future, Maturing October 2019 +	Wedbush	605,000	9/18/2019	60.50	43,800
100	Crude Oil Future, Maturing October 2019 +	Wedbush	6,200,000	9/18/2019	62.00	363,000
50	Crude Oil Future, Maturing Novemeber 2019 +	Wedbush	2,200,000	10/18/2019	44.00	842,000
125	Crude Oil Future, Maturing Novemeber 2019 +	Wedbush	7,687,500	10/18/2019	61.50	520,000
100	Crude Oil Future, Maturing Novemeber 2019 +	Wedbush	6,800,000	10/18/2019	68.00	172,000
50	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	2,050,000	11/18/2019	41.00	975,500
100	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	5,650,000	11/18/2019	56.50	722,000
75	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	4,387,500	11/18/2019	58.50	450,000
50	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	2,975,000	11/18/2019	59.50	271,500
150	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	9,150,000	11/18/2019	61.00	696,000
100	Crude Oil Future, Maturing Decemeber 2019 +	Wedbush	6,350,000	11/18/2019	63.50	349,000
25	Gold Future, Maturing May 2019 +	Wedbush	3,350,000	4/26/2019	1,340.00	5,500
60	Gold Future, Maturing June 2019 +	Wedbush	8,070,000	5/29/2019	1,345.00	33,600
75	Gold Future, Maturing June 2019 +	Wedbush	10,312,500	5/29/2019	1,375.00	20,250
75	Gold Future, Maturing June 2019 +	Wedbush	10,537,500	5/29/2019	1,405.00	9,750
70	Gold Future, Maturing June 2019 +	Wedbush	10,045,000	5/29/2019	1,435.00	4,200
25	Gold Future, Maturing June 2019 +	Wedbush	3,687,500	5/29/2019	1,475.00	750
100	Gold Future, Maturing July 2019 +	Wedbush	13,500,000	6/26/2019	1,350.00	95,000
25	Gold Future, Maturing July 2019 +	Wedbush	3,475,000	6/26/2019	1,390.00	11,250
100	Gold Future, Maturing July 2019 +	Wedbush	14,100,000	6/26/2019	1,410.00	32,000
400	Gold Future, Maturing July 2019 +	Wedbush	60,600,000	6/26/2019	1,515.00	20,000
150	Gold Future, Maturing September 2019 +	Wedbush	20,400,000	8/28/2019	1,360.00	243,000
150	Gold Future, Maturing September 2019 +	Wedbush	20,850,000	8/28/2019	1,390.00	168,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $10,815,255)					10,064,763

	PUT OPTIONS PURCHASED - 15.5%
700	Corn Future, Maturing May 2019 +	Wedbush	12,425,000	4/29/2019	355.00	183,750
325	Corn Future, Maturing May 2019 +	Wedbush	5,850,000	4/29/2019	360.00	125,937
200	Corn Future, Maturing May 2019 +	Wedbush	3,650,000	4/29/2019	365.00	110,000
150	Corn Future, Maturing May 2019 +	Wedbush	2,775,000	4/29/2019	370.00	111,562
250	Corn Future, Maturing May 2019 +	Wedbush	5,250,000	4/29/2019	420.00	795,313
250	Corn Future, Maturing May 2019 +	Wedbush	5,375,000	4/29/2019	430.00	918,750
600	Corn Future, Maturing June 2019 +	Wedbush	11,100,000	5/28/2019	370.00	300,000
300	Corn Future, Maturing June 2019 +	Wedbush	5,925,000	5/28/2019	395.00	450,000
100	Corn Future, Maturing July 2019 +	Wedbush	1,900,000	6/24/2019	380.00	103,750
100	Corn Future, Maturing July 2019 +	Wedbush	1,950,000	6/24/2019	390.00	142,500
200	Corn Future, Maturing July 2019 +	Wedbush	4,300,000	6/24/2019	430.00	647,500
400	Corn Future, Maturing September 2019 +	Wedbush	6,600,000	8/26/2019	330.00	40,000
200	Corn Future, Maturing September 2019 +	Wedbush	3,600,000	8/26/2019	360.00	106,250
100	Corn Future, Maturing September 2019 +	Wedbush	2,150,000	8/26/2019	430.00	303,125
100	Crude Oil Future, Maturing June 2019 +	Wedbush	3,600,000	5/17/2019	36.00	1,000
200	Crude Oil Future, Maturing July 2019 +	Wedbush	7,900,000	6/18/2019	39.50	10,000
200	Crude Oil Future, Maturing August 2019 +	Wedbush	8,900,000	7/18/2019	44.50	52,000
100	Crude Oil Future, Maturing August 2019 +	Wedbush	5,150,000	7/18/2019	51.50	93,000
100	Crude Oil Future, Maturing September 2019 +	Wedbush	4,250,000	8/16/2019	42.50	25,000
50	Crude Oil Future, Maturing October 2019 +	Wedbush	2,400,000	9/18/2019	48.00	45,000
50	Crude Oil Future, Maturing October 2019 +	Wedbush	2,425,000	9/18/2019	48.50	49,000

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED (Continued) - 33.6% *
	PUT OPTIONS PURCHASED (Continued) - 15.5%
100	Crude Oil Future, Maturing October 2019 +	Wedbush	$5,700,000	9/18/2019	$57.00	$302,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	2,800,000	11/18/2019	28.00	4,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	3,500,000	11/18/2019	35.00	16,000
75	Gold Future, Maturing June 2019 +	Wedbush	9,487,500	5/29/2019	1,265.00	41,250
200	Gold Future, Maturing August 2019 +	Wedbush	25,200,000	7/26/2019	1,260.00	186,000
100	Gold Future, Maturing August 2019 +	Wedbush	12,800,000	7/26/2019	1,280.00	156,000
250	Gold Future, Maturing August 2019 +	Wedbush	32,625,000	7/26/2019	1,305.00	682,500
150	Gold Future, Maturing August 2019 +	Wedbush	5,775,000	7/26/2019	385.00	1,318,500
75	Gold Future, Maturing September 2019 +	Wedbush	9,900,000	8/28/2019	1,320.00	279,000
75	Gold Future, Maturing September 2019 +	Wedbush	9,937,500	8/28/2019	1,325.00	302,250
75	Gold Future, Maturing September 2019 +	Wedbush	10,500,000	8/28/2019	1,400.00	741,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $7,667,924)					8,641,937

	TOTAL OPTIONS PURCHASED (Cost - $18,483,179)					18,706,700

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 82.2%
$2,000,000	United States Treasury Note		1.625%	4/30/2019		1,998,686
3,000,000	United States Treasury Note		1.250%	4/30/2019		2,998,350
3,000,000	United States Treasury Note		3.125%	5/15/2019		3,002,386
3,000,000	United States Treasury Note		1.250%	5/31/2019		2,994,039
3,000,000	United States Treasury Note +		1.000%	6/30/2019		2,988,867
2,000,000	United States Treasury Note		0.750%	7/15/2019		1,990,000
4,000,000	United States Treasury Note		1.625%	8/31/2019		3,985,000
5,000,000	United States Treasury Note		1.000%	8/31/2019		4,969,531
10,000,000	United States Treasury Note		0.875%	9/15/2019		9,930,083
2,000,000	United States Treasury Note		1.000%	9/30/2019		1,985,469
5,000,000	United States Treasury Note		1.500%	10/31/2019		4,972,656
4,000,000	United States Treasury Strips Principal		0.000%	12/15/2019		3,932,339
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $45,770,193)					45,747,406

Shares
	SHORT-TERM INVESTMENTS - 4.7%
2,631,604	Goldman Sachs Financial Square Funds, Government Institutional Class, 2.32% + **					2,631,604
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,631,604)					2,631,604

	TOTAL INVESTMENTS - 120.5% (Cost - $66,884,976)					$67,085,710
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.5)% ^					(11,417,917)
	NET ASSETS - 100.0%					$55,667,793

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (34.7)% *
	CALL OPTIONS WRITTEN - (17.6)%
600	Corn Future, Maturing May 2019 +	Wedbush	$11,700,000	4/29/2019	$390.00	$7,500
200	Corn Future, Maturing June 2019 +	Wedbush	3,950,000	5/28/2019	395.00	13,750
200	Corn Future, Maturing June 2019 +	Wedbush	4,050,000	5/28/2019	405.00	7,500
600	Corn Future, Maturing June 2019 +	Wedbush	13,050,000	5/28/2019	435.00	3,750
300	Corn Future, Maturing June 2019 +	Wedbush	6,750,000	5/28/2019	450.00	1,875
200	Crude Oil Future, Maturing May 2019 +	Wedbush	11,400,000	4/17/2019	57.00	700,000
150	Crude Oil Future, Maturing May 2019 +	Wedbush	8,700,000	4/17/2019	58.00	402,000
300	Crude Oil Future, Maturing May 2019 +	Wedbush	18,000,000	4/17/2019	60.00	396,000
300	Crude Oil Future, Maturing June 2019 +	Wedbush	16,500,000	5/17/2019	55.00	1,782,000
300	Crude Oil Future, Maturing July 2019 +	Wedbush	21,900,000	6/18/2019	73.00	36,000
300	Crude Oil Future, Maturing September 2019 +	Wedbush	20,250,000	8/16/2019	67.50	387,000
150	Crude Oil Future, Maturing October 2019 +	Wedbush	8,850,000	9/18/2019	59.00	783,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,150,000	10/18/2019	51.50	1,057,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,600,000	10/18/2019	56.00	736,000
100	Crude Oil Future, Maturing November 2019 +	Wedbush	5,900,000	10/18/2019	59.00	550,000
150	Crude Oil Future, Maturing November 2019 +	Wedbush	9,075,000	10/18/2019	60.50	700,500
200	Crude Oil Future, Maturing November 2019 +	Wedbush	13,100,000	10/18/2019	65.50	496,000
100	Crude Oil Future, Maturing December 2019 +	Wedbush	4,900,000	11/18/2019	49.00	1,261,000
9	Gold Future, Maturing May 2019 +	Wedbush	1,224,000	4/26/2019	1,360.00	900
50	Gold Future, Maturing May 2019 +	Wedbush	6,975,000	4/26/2019	1,395.00	1,500
100	Gold Future, Maturing June 2019 +	Wedbush	14,100,000	5/29/2019	1,410.00	12,000
100	Gold Future, Maturing July 2019 +	Wedbush	13,750,000	6/26/2019	1,375.00	59,000
100	Gold Future, Maturing July 2019 +	Wedbush	13,800,000	6/26/2019	1,380.00	54,000
100	Gold Future, Maturing July 2019 +	Wedbush	14,300,000	6/26/2019	1,430.00	22,000
600	Gold Future, Maturing July 2019 +	Wedbush	89,100,000	6/26/2019	1,485.00	48,000
150	Gold Future, Maturing August 2019 +	Wedbush	20,175,000	7/26/2019	1,345.00	210,000
75	Gold Future, Maturing August 2019 +	Wedbush	10,237,500	7/26/2019	1,365.00	78,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $10,162,124)					9,806,275

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN (Continued) - (34.7)% *
	PUT OPTIONS WRITTEN - (17.1)%
600	Corn Future, Maturing May 2019 +	Wedbush	$11,250,000	4/29/2019	$375.00	$581,250
600	Corn Future, Maturing May 2019 +	Wedbush	11,550,000	4/29/2019	385.00	862,500
175	Corn Future, Maturing May 2019 +	Wedbush	3,500,000	4/29/2019	400.00	381,719
500	Corn Future, Maturing May 2019 +	Wedbush	10,250,000	4/29/2019	410.00	1,340,625
900	Corn Future, Maturing June 2019 +	Wedbush	17,100,000	5/28/2019	380.00	765,000
400	Corn Future, Maturing July 2019 +	Wedbush	8,200,000	6/24/2019	410.00	917,500
400	Corn Future, Maturing September 2019 +	Wedbush	7,000,000	8/26/2019	350.00	132,500
300	Corn Future, Maturing September 2019 +	Wedbush	5,850,000	8/26/2019	390.00	429,375
200	Crude Oil Future, Maturing June 2019 +	Wedbush	7,500,000	5/17/2019	37.50	2,000
100	Crude Oil Future, Maturing June 2019 +	Wedbush	4,000,000	5/17/2019	40.00	2,000
100	Crude Oil Future, Maturing August 2019 +	Wedbush	4,200,000	7/18/2019	42.00	16,000
300	Crude Oil Future, Maturing August 2019 +	Wedbush	14,100,000	7/18/2019	47.00	123,000
100	Crude Oil Future, Maturing October 2019 +	Wedbush	2,750,000	9/18/2019	27.50	2,000
100	Crude Oil Future, Maturing October 2019 +	Wedbush	5,150,000	9/18/2019	51.50	152,000
100	Crude Oil Future, Maturing October 2019 +	Wedbush	5,450,000	9/18/2019	54.50	224,000
100	Crude Oil Future, Maturing Novemeber 2019 +	Wedbush	3,550,000	10/18/2019	35.50	13,000
25	Gold Future, Maturing June 2019 +	Wedbush	3,025,000	5/29/2019	1,210.00	1,500
25	Gold Future, Maturing June 2019 +	Wedbush	3,100,000	5/29/2019	1,240.00	5,000
25	Gold Future, Maturing June 2019 +	Wedbush	3,125,000	5/29/2019	1,250.00	7,500
200	Gold Future, Maturing August 2019 +	Wedbush	25,500,000	7/26/2019	1,275.00	274,000
150	Gold Future, Maturing August 2019 +	Wedbush	19,500,000	7/26/2019	1,300.00	369,000
350	Gold Future, Maturing August 2019 +	Wedbush	46,725,000	7/26/2019	1,335.00	1,638,000
225	Gold Future, Maturing September 2019 +	Wedbush	30,375,000	8/28/2019	1,350.00	1,298,250
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $7,993,362)					9,537,719

	TOTAL OPTIONS WRITTEN (Premiums Received - $18,155,486)					$19,343,994

*	Non-income producing security.

^	All collateral for open options and futures contracts consists of cash included on the Consolidated Statement of Assets and Liabilities.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

FUTURE CONTRACTS
		Number of	Expiration	Notional Amount/	Unrealized
Description	Counterparty	Contracts	Date	Value	Depreciation
Long
Corn Future May 2019 +	Wedbush	300	5/14/2019	$5,347,500	(318,750)

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 4.1%
	CALL OPTIONS PURCHASED - 3.7% *
1,000	S&P 500 Index Future, Maturing June 2019	RBC	$712,500,000	4/18/2019 - $2,850	$5,900,000
1,000	S&P 500 Index Future, Maturing June 2019	HSBC	725,000,000	4/30/2019 - $2,900	2,725,000
1,000	S&P 500 Index Future, Maturing June 2019	HSBC	725,000,000	5/17/2019 - $2,900	5,100,000
1,000	S&P 500 Index Future, Maturing June 2019	RBC	750,000,000	5/31/2019 - $3,000	1,050,000
2,000	S&P 500 Index Future, Maturing June 2019	RBC	1,500,000,000	6/21/2019 - $3,000	4,150,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $10,400,000)				18,925,000

	PUT OPTIONS PURCHASED - 0.4% *
5,000	S&P 500 Index Future, Maturing March 2019	HSBC, RBC, Wedbush	2,750,000,000	5/31/2019 - $2,200	2,250,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,217,813)				2,250,000

	TOTAL PURCHASED OPTIONS (Cost - $14,617,813)				21,175,000

	PRIVATE INVESTMENT FUND - 10.4%
	Prime Meridian Income QP Fund, LP # +				53,732,944
	TOTAL PRIVATE INVESTMENT FUND (Cost - $51,038,880)				53,732,944

Principal
	UNITED STATES GOVERNMENT SECURITY - 19.2%
$100,000,000	United States Treasury Notes, 1.000%, 8/31/2019 ^				99,390,625
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $99,383,120)				99,390,625

	SHORT-TERM INVESTMENTS - 32.8%
	MONEY MARKET FUNDS - 32.8%
169,602,613	Goldman Sachs Financial Square Funds Government Portfolio - Institutional Class, 2.32% **				169,602,613
	TOTAL SHORT-TERM INVESTMENTS (Cost - $169,602,613)				169,602,613

	TOTAL INVESTMENTS - 66.5% (Cost - $334,642,426)				$343,901,182
	OTHER ASSETS LESS LIABILITIES - 33.5%				173,119,963
	NET ASSETS - 100.0%				$517,021,145

				Options
Contracts (a)		Counterparty	Notional	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (4.7)% *
	CALL OPTIONS WRITTEN - (4.6)%
3,000	S&P 500 Index Future, Maturing June 2019	HSBC, RBC, Wedbush	$2,175,000,000	4/18/2019 - $2,900	4,200,000
4,000	S&P 500 Index Future, Maturing June 2019	HSBC	2,950,000,000	5/17/2019 - $2,950	7,100,000
1,000	S&P 500 Index Future, Maturing June 2019	HSBC	740,000,000	5/31/2019 - $2,960	2,325,000
2,000	S&P 500 Index Future, Maturing June 2019	HSBC	1,487,500,000	6/21/2019 - $2,975	6,200,000
4,000	S&P 500 Index Future, Maturing June 2019	RBC	3,050,000,000	6/21/2019 - $3,050	3,950,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $23,472,500)				$23,775,000

	PUT OPTIONS WRITTEN - (0.1)%
1,000	S&P 500 Index Future, Maturing June 2019	RBC, Wedbush	612,500,000	4/18/2019 - $2,450	137,500
750	S&P 500 Index Future, Maturing June 2019	RBC	455,625,000	4/30/2019 - $2,430	225,000
750	S&P 500 Index Future, Maturing June 2019	RBC	459,375,000	4/30/2019 - $2,450	253,125
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,337,500)				$615,625
	TOTAL OPTIONS WRITTEN (Premiums Received - $25,810,000)				$24,390,625

LP - Limited Partnership

HSBC - Hong Kong and Shanghai Banking Corporation

RBC - Royal Bank of Canada

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 10.4% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 18.4%
	CHEMICALS - 1.1%
$200,000	Amyris, Inc.	9.500	4/15/2019	$200,051

	INTERNET - 4.7%
722,000	Twitter, Inc.	0.250	9/15/2019	711,822
160,000	Twitter, Inc.	1.000	9/15/2021	150,954
				862,776
	REAL ESTATE - 2.7%
501,000	Forestar Group, Inc.	3.750	3/1/2020	500,502

	REAL ESTATE INVESTMENT TRUSTS - 5.0%
714,000	Spirit Realty Capital, Inc.	2.875	5/15/2019	713,659
200,000	Spirit Realty Capital, Inc.	3.750	5/15/2021	200,131
				913,790
	RETAIL- 4.9%
897,000	EZCORP, Inc.	2.125	6/15/2019	898,793

	TOTAL CONVERTIBLE BONDS (Cost - $3,360,312)			3,375,912

	CORPORATE BONDS - 77.6%
	AEROSPACE/DEFENSE - 8.2%
566,000	Arconic, Inc.	6.150	8/15/2020	585,247
904,000	TransDigm, Inc.	6.000	7/15/2022	920,950
				1,506,197
	AUTO MANUFACTURERS - 1.5%
300,000	Ford Motor Credit Co. LLC	3.664	9/8/2024	276,643

	CHEMICALS - 0.9%
17,000	RPM International, Inc.	3.450	11/15/2022	17,018
150,000	Sherwin-Williams Co.	7.250	6/15/2029	151,309
				168,327
	COMMERCIAL SERVICES - 0.8%
153,000	Total System Services, Inc.	3.750	6/1/2023	155,402

	COMPUTERS - 4.1%
445,000	NCR Corp.	4.625	2/15/2021	445,334
300,000	NCR Corp.	5.000	7/15/2022	300,750
				746,084
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
195,000	Western Union Co.	3.350	5/22/2019	195,108

	ELECTRIC - 3.4%
109,000	DPL, Inc.	6.750	10/1/2019	109,681
480,000	DPL, Inc.	7.250	10/15/2021	517,704
				627,385
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
600,000	WESCO Distribution, Inc.	5.375	12/15/2021	608,250

	ELECTRONICS - 0.3%
5,000	Avnet, Inc.	4.875	12/1/2022	5,229
50,000	Keysight Technologies, Inc.	3.300	10/30/2019	50,119
				55,348
	FOOD - 0.3%
50,000	Kellogg Co.	4.150	11/15/2019	50,390

	FOOD SERVICE - 0.1%
23,000	Aramark Services, Inc.	5.125	1/15/2024	23,661

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 77.6% (Continued)
	HEALTHCARE-SERVICES - 8.5%
$111,000	HCA, Inc.	4.250	10/15/2019	$111,584
190,000	HCA, Inc.	6.500	2/15/2020	195,564
168,000	HCA, Inc.	6.250	2/15/2021	176,963
400,000	HCA, Inc.	7.500	2/15/2022	442,120
296,000	HCA, Inc.	5.875	3/15/2022	317,762
300,000	Molina Healthcare, Inc.	5.375	11/15/2022	312,558
				1,556,551
	INTERNET - 4.7%
82,000	Netflix, Inc.	5.375	2/1/2021	85,357
732,000	Netflix, Inc.	5.500	2/15/2022	770,430
				855,787
	MEDIA - 0.1%
25,000	Discovery Communications LLC	2.200	9/20/2019	24,902

	PACKAGING & CONTAINERS - 0.6%
106,000	Silgan Holdings, Inc.	5.500	2/1/2022	107,060

	PHARMACEUTICALS - 4.4%
205,000	Mylan NV	2.500	6/7/2019	204,855
600,000	Mylan NV	3.150	6/15/2021	598,478
				803,333
	PRIVATE EQUITY - 6.9%
1,243,000	Icahn Enterprises LP	6.000	8/1/2020	1,256,362

	REAL ESTATE INVESTMENT TRUSTS - 7.9%
1,173,000	Sabra Health Care LP	5.500	2/1/2021	1,186,929
250,000	SITE Centers Corp.	4.625	7/15/2022	257,841
				1,444,770
	RETAIL - 2.7%
145,000	Family Dollar Stores, Inc.	5.000	2/1/2021	149,821
48,000	Yum! Brands, Inc.	5.300	9/15/2019	48,480
300,000	Yum! Brands, Inc.	3.750	11/1/2021	301,875
				500,176
	SEMICONDUCTORS - 8.4%
275,000	Broadcom Corp.	2.375	1/15/2020	273,582
65,000	Broadcom Corp.	2.500	8/15/2022	62,588
499,000	Broadcom Corp.	2.650	1/15/2023	486,062
700,000	Marvell Technology Group	4.200	6/22/2023	714,124
				1,536,356
	SOFTWARE - 9.4%
585,000	CA, Inc.	3.600	8/15/2022	589,466
636,000	CA, Inc.	4.500	8/15/2023	642,688
505,000	VMware, Inc.	2.950	8/21/2022	499,939
				1,732,093

	TOTAL CORPORATE BONDS (Cost - $14,079,651)			14,230,185

	TOTAL INVESTMENTS - 96.0% (Cost - $17,439,963)			$17,606,097
	OTHER ASSETS LESS LIABILITIES - 4.0%			728,396
	NET ASSETS - 100.0%			$18,334,493

LLC - Limited Liability Company

LP - Limited Partnership

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	OPEN ENDED FUNDS - 83.1%
97,245	Catalyst Enhanced Income Strategy Fund +	$1,077,484
80,776	Rational Income Opportunities Fund +	819,875
	TOTAL OPEN ENDED FUNDS (Cost - $1,903,247)	1,897,359

	SHORT-TERM INVESTMENTS - 2.1%
46,876	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 2.32% *++	46,876
	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,876)	46,876

	TOTAL INVESTMENTS - 85.2% (Cost - $1,950,123)	$1,944,235
	OTHER ASSETS LESS LIABILITIES - 14.8%	338,213
	NET ASSETS - 100.0%	$2,282,448

*	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

+	Affiliated issuer.

++	All or a portion of this investment is a holding of the CSACS Fund Limited.

TOTAL RETURN SWAPS - 2.8%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

Shares	Reference Entity	Notional Amount	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Upfront Payments	Unrealized Appreciation/ Depreciation
537	BNP Paribas Catalyst Systematic Index	900,000	BNP Paribas	2/13/2020	0.5000%	—	30,070
769	BNP Paribas Catalyst Systematic Index	1,300,000	BNP Paribas	3/2/2020	0.5000%	—	32,725
							$62,795

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

BNP Paribas Catalyst Systematic Index Swap Holdings Top 50 Holdings ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted %

	OPEN LONG FUTURES CONTRACTS
1041	CMX Copper Future	BNP Paribas	$767,154	September-19		$1,304	3.09%
5	CMX Gold Future	BNP Paribas	634,797	June-19		(3,549)	2.56%
2	CMX Silver Future	BNP Paribas	143,789	September-19		(1,387)	0.58%
11	E10 Future	BNP Paribas	2,019,957	June-19		45,445	8.14%
16	Eurostoxx 50 Future	BNP Paribas	607,555	June-19		8,282	2.45%
4	HSCEI Future	BNP Paribas	295,376	April-19		(3,363)	1.19%
1	ICE Brent Future	BNP Paribas	59,842	November-19		1,432	0.24%
2	ICE Brent Future	BNP Paribas	116,898	December-20		1,913	0.47%
12	LME Aluminium HG Future	BNP Paribas	574,917	September-19		(3,393)	2.32%
1	LME Aluminium HG Future	BNP Paribas	60,855	December-20		(319)	0.25%
1	LME Copper Future	BNP Paribas	111,948	May-19		78	0.45%
10	LME Nickel Future	BNP Paribas	790,941	July-19		(13,566)	3.19%
1	LME Zinc Future	BNP Paribas	52,435	June-19		2,899	0.21%
9	LME Zinc Future	BNP Paribas	620,949	July-19		33,786	2.50%
548	NYMEX Gasoline RBOB Future	BNP Paribas	416,778	September-19		23,198	1.68%
26	NYMEX Natural Gas Future	BNP Paribas	728,188	September-19		(36,645)	2.93%
4	NYMEX Natural Gas Future	BNP Paribas	110,937	April-20		(548)	0.45%
7	NYMEX WTI Future	BNP Paribas	419,432	September-19		20,191	1.69%
2	NYMEX WTI Future	BNP Paribas	124,831	September-20		3,216	0.50%
8	S&P 500 Future	BNP Paribas	1,196,587	June-19		11,709	4.82%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					90,683

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(8)	CBOE VIX Future	BNP Paribas	(124,317)	April-19		3,183	0.50%
(225)	CMX Copper Future	BNP Paribas	(165,339)	May-19		(226)	0.67%
(1044)	CMX Copper Future	BNP Paribas	(767,686)	July-19		(1,045)	3.09%
(2)	CMX Silver Future	BNP Paribas	(143,787)	July-19		1,368	0.58%
(2)	Emerging Future	BNP Paribas	(94,044)	June-19		(880)	0.38%
(2)	ICE Brent Crude Future	BNP Paribas	(167,305)	July-19		(5,609)	0.67%
(1)	ICE Brent Crude Future	BNP Paribas	(59,921)	September-19		(1,642)	0.24%
(1)	ICE Gas Oil Future	BNP Paribas	(59,152)	May-19		49	0.24%
(1)	JGB Future	BNP Paribas	(727,842)	June-19		(3,339)	2.93%
(2)	LME Aluminium HG Future	BNP Paribas	(89,890)	May-19		657	0.36%
(12)	LME Aluminium HG Future	BNP Paribas	(575,023)	July-19		3,499	2.32%
(10)	LME Nickel Future	BNP Paribas	(811,258)	May-19		7,663	3.27%
(9)	LME Zinc Future	BNP Paribas	(698,784)	May-19		(39,029)	2.82%
(4)	Nikkei Future	BNP Paribas	(359,535)	June-19		3,857	1.45%
(78)	NYMEX Gasoline RBOB Future	BNP Paribas	(61,514)	May-19		(4,893)	0.25%
(535)	NYMEX Gasoline RBOB Future	BNP Paribas	(416,336)	July-19		(25,757)	1.68%
(6)	NYMEX Natural Gas Future	BNP Paribas	(157,135)	May-19		11,032	0.63%
(26)	NYMEX Natural Gas Future	BNP Paribas	(726,878)	July-19		42,235	2.93%
(3)	NYMEX WTI Crude Future	BNP Paribas	(181,832)	May-19		(12,782)	0.73%
(7)	NYMEX WTI Crude Future	BNP Paribas	(420,338)	July-19		(24,215)	1.69%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					(45,874)

Contracts					Exercise Price	Value
	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
(18)	S&P 500 Index	BNP Paribas	(51,362)	4/12/2019	$2,931.10	$(50,435)	0.21%
(18)	S&P 500 Index	BNP Paribas	(53,719)	4/12/2019	2,948.90	(52,431)	0.22%
(17)	S&P 500 Index	BNP Paribas	(51,848)	4/12/2019	2,951.47	(50,561)	0.21%
(18)	S&P 500 Index	BNP Paribas	(52,609)	4/18/2019	2,965.44	(51,062)	0.21%
(18)	S&P 500 Index	BNP Paribas	(52,231)	4/18/2019	2,974.20	(50,545)	0.21%
(17)	S&P 500 Index	BNP Paribas	(51,427)	4/18/2019	2,974.59	(49,761)	0.21%
(18)	S&P 500 Index	BNP Paribas	(53,161)	4/18/2019	2,997.62	(51,043)	0.21%
(17)	S&P 500 Index	BNP Paribas	(51,937)	5/3/2019	3,010.60	(49,653)	0.21%
(18)	S&P 500 Index	BNP Paribas	(53,164)	5/3/2019	3,023.36	(50,611)	0.21%
(17)	S&P 500 Index	BNP Paribas	(51,538)	5/10/2019	3,040.56	(48,786)	0.21%
	TOTAL CALL OPTIONS WRITTEN					(504,888)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 87.2%
	ADVERTISING - 0.5%
65	Trade Desk, Inc. *	$12,867

	APPAREL - 0.3%
300	Levi Strauss & Co. *	7,065

	AUTO MANUFACTURERS - 1.5%
2,318	Fiat Chrysler Automobiles NV *	34,422
1,000	NIO, Inc. - ADR *	5,100
		39,522
	BANKS - 0.6%
304	Bank7 Corp. *	5,280
352	Coastal Financial Corp. *	5,980
460	Mercantil Bank Holding Corp. *	6,408
		17,668
	BEVERAGES - 1.1%
1,019	Keurig Dr. Pepper, Inc.	28,501

	BIOTECHNOLOGY - 4.3%
179	Allogene Therapeutics, Inc. *	5,175
84	Argenx SE - ADR *	10,487
850	Gamida Cell Ltd. *	9,732
272	GENFIT - ADR *	6,528
350	Gossamer Bio, Inc. *	7,585
91	Guardant Health, Inc. *	6,980
493	Kaleido BioSciences, Inc. *	7,149
395	MeiraGTx Holdings PLC *	6,806
360	Precision BioSciences, Inc. *	6,462
55	REGENXBIO, Inc. *	3,152
568	Stealth Biotherapeutics Corp. - ADR *	7,282
465	Synthorx, Inc. *	9,472
459	TCR2 Therapeutics, Inc. *	8,000
400	Twist Bioscience Corp. *	9,272
400	Y-mAbs Therapeutics, Inc. *	10,484
		114,566
	CHEMICALS - 0.6%
68	Ingevity Corp. *	7,181
156	Versum Materials, Inc.	7,848
		15,029
	COMMERCIAL SERVICES - 13.2%
100	Avalara, Inc. *	5,579
124	Evo Payments, Inc. *	3,602
83	HealthEquity, Inc. *	6,140
585	IHS Markit Ltd. *	31,812
1,665	PayPal Holdings, Inc. *	172,894
475	Square, Inc. *	35,587
250	StoneCo, Ltd. *	10,278
272	TransUnion	18,180
120	United Rentals, Inc. *	13,710
501	Worldpay, Inc. *	56,864
		354,646

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 87.2% (Continued)
	COMPUTERS - 2.5%
245	Dell Technologies, Inc. *	$14,379
100	Elastic NV *	7,987
238	Endava PLC - ADR *	6,545
1,926	Hewlett Packard Enterprise Co.	29,718
241	Perspecta, Inc.	4,873
140	Tenable Holdings, Inc. *	4,432
		67,934
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
506	Santander Consumer USA Holdings, Inc.	10,692
550	UP Fintech Holding Ltd. - ADR *	7,117
419	X Financial - ADR *	2,346
		20,155
	ELECTRIC - 0.8%
370	Energy, Inc.	21,478

	ELECTRONICS - 3.2%
742	ADT, Inc.	4,741
66	Alarm.com Holdings, Inc. *	4,283
491	Fortive Corp.	41,190
327	Keysight Technologies, Inc. *	28,514
340	Resideo Technologies, Inc. *	6,559
		85,287
	ENERGY-ALTERNATE SOURCES- 0.1%
162	Sunrun, Inc. *	2,278

	ENGINEERING & CONSTRUCTION - 0.1%
80	Arcosa, Inc. *	2,444

	ENTERTAINMENT - 0.6%
36	Madison Square Garden Co. *	10,553
622	Super League Gaming, Inc. *	5,007
		15,560
	FOOD - 6.3%
870	General Mills, Inc.	45,022
383	Hershey Co.	43,980
219	Lamb Weston Holdings, Inc.	16,412
157	Performance Food Group Co. *	6,223
653	Tyson Foods, Inc.	45,338
319	US Foods Holding Corp. *	11,136
		168,111
	HEALTHCARE PRODUCTS - 7.0%
2,500	Avedro, Inc. *	30,675
52	Glaukos Corp. *	4,075
224	Inspire Medical Systems, Inc. *	12,719
280	Shockwave Medical, Inc. *	9,372
323	Stryker Corp.	63,799
243	Thermo Fisher Scientific, Inc.	66,514
		187,154
	HEALTHCARE SERVICES - 2.0%
286	IQVIA Holdings, Inc. *	41,141
91	Teladoc Health, Inc. *	5,060
450	Vapotherm, Inc. *	8,843
		55,044

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 87.2% (Continued)
	INSURANCE - 0.5%
740	AXA Equitable Holdings, Inc.	$14,904

	INTERNET - 10.4%
180	Anaplan, Inc. *	7,085
164	Cargurus, Inc. *	6,570
212	CDW Corp.	20,430
171	Etsy, Inc. *	11,495
253	GoDaddy, Inc. *	19,023
159	Lyft, Inc. *	12,443
406	Match Group, Inc.	22,984
315	MOGU, Inc. - ADR *	4,224
144	Okta, Inc. *	11,913
325	Pinduoduo, Inc. - ADR *	8,060
500	Pintech Tehcnology Holdings Ltd. *	6,440
180	Roku, Inc. *	11,612
1,719	Snap, Inc. *	18,943
269	Spotify Technology SA *	37,337
193	Stitch Fix, Inc. *	5,448
828	Twitter, Inc. *	27,225
165	Upwork, Inc. *	3,158
137	Wayfair, Inc. *	20,338
154	Zendesk, Inc. *	13,090
167	Zscaler, Inc. *	11,845
		279,663
	LEISURE PRODUCTS - 0.8%
795	NIU Technologies - ADR *	6,447
167	Planet Fitness, Inc. *	11,476
105	YETI Holdings, Inc. *	3,176
		21,099
	MEDIA - 2.2%
1,241	Altice USA, Inc.	26,657
10	Cable One, Inc.	9,814
265	Liberty Latin America Ltd. *	5,154
473	Liberty Media Corp.-Liberty SiriusXM *	18,088
		59,713
	OIL & GAS SERVICES - 0.2%
110	Apergy Corp. *	4,517

	PHARMACEUTICALS - 7.5%
135	Akcea Therapeutics, Inc. *	3,825
350	Alector, Inc. *	6,552
500	Anchiano Therapeutics Ltd. - ADR *	3,350
330	Arvinas, Inc. *	4,871
566	Elanco Animal Health, Inc. *	18,152
379	Eli Lilly & Co.	49,179
466	Harpoon Therapeutics, Inc. *	4,413
310	Moderna, Inc. *	6,309
210	Principia Biopharma, Inc. *	7,140
500	Sutro Biopharma, Inc. *	5,695
4,522	Takeda Pharmaceutical Co. Ltd. - ADR *	92,113
		201,599

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 87.2% (Continued)
	PIPELINES - 1.2%
385	Cheniere Energy, Inc. *	$26,319
500	New Fortress Energy LLC *	5,840
		32,159
	REAL ESTATE - 0.2%
300	Cushman & Wakefield PLC *	5,340

	REAL ESTATE INVESTMENT TRUSTS - 1.9%
217	Americold Realty Trust	6,621
500	Essential Properties Realty Trust, Inc.	9,760
179	JBG Smith Properties	7,402
416	MGM Growth Properties LLC	13,416
331	Store Capital Corp.	11,089
167	VICI Properties, Inc.	3,654
		51,942
	RETAIL - 2.5%
205	BJ’s Wholesale Club Holdings, Inc. *	5,617
83	Burlington Stores, Inc. *	13,004
202	Carvana Co. *	11,728
200	Farfetch Ltd. *	5,382
92	Ollie’s Bargain Outlet Holdings, Inc. *	7,850
540	Yum China Holdings, Inc.	24,251
		67,832
	SOFTWARE - 11.1%
102	Altair Engineering, Inc. *	3,755
97	Alteryx, Inc. *	8,135
100	Appian Corp. *	3,443
250	Arco Platform Ltd. *	8,073
147	Bandwidth, Inc. *	9,843
221	Black Knight, Inc. *	12,044
81	Blackline, Inc. *	3,752
200	Ceridian HCM Holding, Inc. *	10,260
609	CooTek Cayman, Inc. - ADR *	6,669
82	Coupa Software, Inc. *	7,460
400	Domo, Inc. *	16,132
502	Dropbox, Inc. *	10,944
1,368	First Data Corp. *	35,937
560	Futu Holdings Ltd. - ADR *	10,371
270	GreenSky, Inc. *	3,494
59	HubSpot, Inc. *	9,806
441	LAIX, Inc. - ADR *	4,163
75	MongoDB, Inc. *	11,027
87	Paycom Software, Inc. *	16,454
180	Pluralsight, Inc. *	5,713
130	SailPoint Technologies Holding, Inc. *	3,734
280	salesforce.com, Inc. *	44,344
131	Smartsheet, Inc. *	5,343
425	Solarwinds Corp. *	8,296
348	SVMK, Inc. *	6,337
540	Tencent Music Entertainment Group - ADR *	9,774
176	Twilio, Inc. *	22,736
		298,039

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 87.2% (Continued)
	TELECOMMUNICATIONS - 3.3%
1,503	Verizon Communications, Inc.	$88,872

	TOTAL COMMON STOCK (Cost - $2,119,894)	2,340,988

	TOTAL INVESTMENTS - 87.2% (Cost - $2,119,894)	$2,340,988
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.8%	342,152
	NET ASSETS - 100.0%	$2,683,140

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	SHORT-TERM INVESTMENTS - 77.1%
3,713,155	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 2.32% *	$3,713,155
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,713,155)

	TOTAL INVESTMENTS - 77.1% (Cost - $3,713,155)	$3,713,155
	OTHER ASSETS LESS LIABILITIES - 22.9%	1,100,826
	NET ASSETS - 100.0%	$4,813,981

*	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.2%
22	3 Month Euro Euribor	$6,183,401	June-21	$7,726
17	90 Day Euro$ Future	4,159,688	June-21	14,875
3	E-Mini Russell 2000	231,570	June-19	2,250
2	Gasoline RBOB Future +	156,912	June-19	42
2	Hang Seng Index Future	370,410	April-19	(2,513)
3	Japanese Yen Currency Future	340,444	June-19	(3,394)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURE CONTRACTS			18,986

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
(3)	Coffee “C” Future +	(106,313)	May-19	6,075
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			6,075
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			$25,061

+	All of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 2.4%
99,000	Spirit AeroSystems Holdings, Inc.	$9,061,470

	BIOTECHNOLOGY - 4.4%
53,000	Illumina, Inc. *	16,466,570

	CHEMICALS - 4.7%
100,000	Linde PLC	17,593,000

	COMPUTERS - 4.8%
210,000	Fortinet, Inc. *	17,633,700

	COSMETICS/PERSONAL CARE - 2.1%
75,000	Procter & Gamble Co.	7,803,750

	DISTRIBUTION/WHOLESALE - 4.5%
56,000	WW Grainger, Inc.	16,852,080

	ELECTRIC - 4.4%
322,000	Exelon Corp.	16,141,860

	ELECTRONICS - 3.9%
180,000	Agilent Technologies, Inc.	14,468,400

	HEALTHCARE PRODUCTS - 5.1%
239,000	Abbott Laboratories	19,105,660

	HOUSEHOLD PRODUCTS - 4.1%
94,000	Clorox Co.	15,083,240

	INSURANCE - 9.8%
360,000	Aflac, Inc.	18,000,000
108,300	Aon PLC	18,486,810
		36,486,810
	MACHINERY-DIVERSIFIED - 1.9%
45,000	Deere & Co.	7,192,800

	OIL & GAS - 4.2%
233,000	ConocoPhillips	15,550,420

	PHARMACEUTICALS - 4.6%
400,000	Pfitzer, Inc.	16,988,000

	REAL ESTATE INVESTMENT TRUSTS - 5.3%
100,000	American Tower Corp.	19,706,000

	RETAIL - 9.8%
150,000	Darden Restaurants, Inc.	18,220,500
52,000	Ulta Beauty, Inc. *	18,133,960
		36,354,460

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 99.4% (Continued)
	SEMICONDUCTORS - 3.3%
216,000	Cree, Inc. *	$12,359,520

	SOFTWARE - 10.4%
113,500	salesforce.com, Inc. *	17,974,995
114,000	VMware, Inc.	20,578,140
		38,553,135
	TELECOMMUNICATIONS - 4.1%
405,000	Ciena Corp. *	15,122,700

	TRANSPORTATION - 5.6%
124,500	Union Pacific Corp.	20,816,400

	TOTAL COMMON STOCK (Cost - $329,008,108)	369,339,975

	TOTAL INVESTMENTS - 99.4% (Cost - $329,008,108)	$369,339,975
	OTHER ASSETS IN EXCESS OF LIABILITES - 0.6%	2,259,148
	NET ASSETS - 100.0%	$371,599,123

PLC - Public Limited Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 3.5%
45,500	Arconic, Inc.	$869,505

	AIRLINES - 3.2%
14,900	SkyWest, Inc.	808,921

	APPAREL - 3.2%
6,600	PVH Corp.	804,870

	BEVERAGES - 3.4%
18,000	Coca-Cola Co.	843,480

	BIOTECHNOLOGY - 3.5%
3,750	Biogen, Inc. *	886,425

	DISTRIBUTION/WHOLESALE - 6.5%
6,200	Ameriprise Financial, Inc.	794,220
45,800	Western Union Co.	845,926
		1,640,146
	ELECTRIC - 3.3%
19,800	NRG Energy, Inc.	841,104

	ELECTRONICS - 6.6%
38,500	Gentex Corp.	796,180
10,800	Watts Water Technologies, Inc.	872,856
		1,669,036
	HEALTHCARE PRODUCTS - 3.1%
8,650	Medtronic PLC	787,842

	INSURANCE - 2.5%
23,100	Health Insurance Innovations, Inc. *	619,542

	INTERNET - 13.0%
9,150	CDW Corp.	881,786
22,000	eBay, Inc.	817,080
3,150	Palo Alto Networks, Inc. *	765,072
4,500	VeriSign, Inc. *	817,020
		3,280,958
	LODGING - 3.2%
9,700	Hilton Worldwide Holdings, Inc.	806,167

	MISCELLANEOUS MANUFACTURERS - 3.0%
35,000	Trinity Industries, Inc.	760,550

	OIL & GAS - 9.5%
6,600	Chevron Corp.	812,988
26,500	Devon Energy Corp.	836,340
25,500	Murphy Oil Corp.	747,150
		2,396,478
	OIL & GAS SERVICES - 3.4%
18,500	Dril-Quip, Inc. *	848,225

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 97.5% (Continued)
	RETAIL - 13.0%
800	AutoZone, Inc. *	$819,296
11,600	Best Buy Co., Inc.	824,296
2,450	Ulta Beauty, Inc. *	854,389
13,750	Williams-Sonoma, Inc.	773,712
		3,271,693
	SOFTWARE - 3.4%
15,800	Oracle Corp.	848,618

	TELECOMMUNICATIONS - 3.5%
16,250	Cisco Systems, Inc.	877,337

	TRANSPORTATION - 6.7%
13,300	Forward Air Corp.	860,909
4,850	Union Pacific Corp.	810,920
		1,671,829

	TOTAL COMMON STOCK (Cost - $24,213,253)	24,532,726

	TOTAL INVESTMENTS - 97.5% (Cost - $24,213,253)	$24,532,726
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	616,820
	NET ASSETS - 100.0%	$25,149,546

PLC - Public Limited Company

*	Non-income producing security.

CATALYST FUNDS
CATALYST GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 95.7%
	REAL ESTATE INVESTMENT TRUSTS - 95.7%
	DIVERSIFIED - 7.5%
10,100	New Residential Investment Corp.	$170,791

	MORTGAGE - 87.8%
1,800	AG Mortgage Investment Trust, Inc.	30,312
13,600	AGNC Investment Corp.	244,800
33,800	Annaly Capital Management, Inc.	337,662
5,900	Anworth Mortgage Asset Corp.	23,836
5,100	Apollo Commercial Real Estate Finance, Inc.	92,820
3,000	Arbor Realty Trust, Inc.	38,910
2,400	Ares Commercial Real Estate Corp.	36,456
2,500	Armour Residential REIT, Inc.	48,825
3,800	Blackstone Mortgage Trust, Inc.	131,328
2,400	Capstead Mortgage Corp.	20,616
1,400	Cherry Hill Mortgage Investment Corp.	24,108
5,400	Chimera Investment Corp.	101,196
5,400	Dynex Capital, Inc.	32,886
1,400	Exantas Capital Corp.	14,882
2,600	Granite Point Mortgage Trust, Inc.	48,282
4,100	Invesco Mortgage Capital, Inc.	64,780
2,200	KKR Real Estate Finance Trust, Inc.	44,044
3,600	Ladder Capital Corp.	61,272
13,300	MFA Financial, Inc.	96,691
7,400	New York Mortgage Trust, Inc.	45,066
1,100	Orchid Island Capital, Inc.	7,238
2,100	PennyMac Mortgage Investment Trust	43,491
3,400	Redwood Trust, Inc.	54,910
8,000	Starwood Property Trust, Inc.	178,800
3,000	TPG RE Finance Trust, Inc.	58,800
7,300	Two Harbors Investment Corp.	98,769
2,500	Western Asset Mortgage Capital Corp.	25,575
		2,006,355
	STORAGE - 0.4%
500	Jernigan Capital, Inc.	10,520

	TOTAL COMMON STOCK (Cost - $2,216,271)	2,187,666

	SHORT-TERM INVESTMENTS - 2.5%
55,862	Goldman Sachs Government Fund - Institutional Class, 1.00% *	55,862
	TOTAL SHORT-TERM INVESTMENTS (Cost - $55,862)

	TOTAL INVESTMENTS - 98.2% (Cost - $2,272,133)	$2,243,528
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	42,197
	NET ASSETS - 100.0%	$2,285,725

REIT - Real Estate Investment Trust

*	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 12.8%
19,398	iShares Short-Term Corporate Bond ETF			$1,024,602
17,618	SPDR Portfolio Short Term Corporate Bond ETF			538,230
7,248	Vanguard Short-Term Corporate Bond ETF			578,101
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,140,611)			2,140,933

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 62.0%
	AEROSPACE/DEFENSE - 2.4%
$250,000	Boeing Co.	4.875%	2/15/2020	254,606
10,000	Lockheed Martin Corp.	4.250%	11/15/2019	10,095
134,000	Rockwell Collins, Inc.	5.250%	7/15/2019	134,882
				399,583
	AUTO MANUFACTURERS - 4.8%
250,000	Ford Motor Credit Co. LLC	2.597%	11/4/2019	249,312
150,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	149,388
250,000	General Motors Financial Co., Inc.	2.400%	5/9/2019	249,899
150,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	149,646
				798,245
	BANKS - 12.3%
250,000	Citigroup, Inc.	2.050%	6/7/2019	249,716
75,000	Citigroup, Inc.	2.500%	7/29/2019	74,968
100,000	Citigroup, Inc.	5.375%	8/9/2020	103,499
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	199,730
100,000	Goldman Sachs Group, Inc.	6.000%	6/15/2020	103,731
250,000	HSBC USA, Inc.	2.350%	3/5/2020	249,341
250,000	JPMorgan Chase & Co.	2.200%	10/22/2019	249,313
250,000	JPMorgan Chase & Co.	4.400%	7/22/2020	255,659
100,000	KeyBank NA	2.250%	3/16/2020	99,579
262,000	Morgan Stanley	2.375%	7/23/2019	261,685
100,000	Morgan Stanley	5.625%	9/23/2019	101,314
105,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	107,097
				2,055,632
	BIOTECHNOLOGY - 1.5%
250,000	Amgen, Inc.	4.500%	3/15/2020	254,304

	CHEMICALS - 0.8%
75,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	74,746
50,000	Sherwin - Williams Co.	2.250%	5/15/2020	49,713
				124,459
	COMPUTERS - 0.6%
100,000	International Business Machines Corp.	1.625%	5/15/2020	98,911

	COSMETICS/PERSONAL CARE - 2.1%
350,000	Unilever Capital Corp.	2.100%	7/30/2020	347,931

	DIVERSIFIED FINANCIAL SERVICES - 6.0%
200,000	American Express Credit Corp.	2.250%	8/15/2019	199,695
40,000	Ameriprise Financial, Inc.	7.300%	6/28/2019	40,402
250,000	Ameriprise Financial, Inc.	5.300%	3/15/2020	255,948
300,000	Charles Schwab Corp.	4.450%	7/22/2020	306,949
200,000	Western Union Co.	3.350%	5/22/2019	200,110
				1,003,104
	ELECTRIC - 5.1%
50,000	Consolidated Edison, Inc.	2.000%	3/15/2020	49,586
250,000	Dominion Energy, Inc.	2.579%	7/1/2020	248,667
250,000	Duke Energy Florida LLC	1.850%	1/15/2020	248,225
79,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	79,000
225,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	223,414
				848,892
	ELECTRONICS - 0.9%
150,000	Amphenol Corp.	2.200%	4/1/2020	149,074

	FOOD - 4.4%
250,000	JM Smucker Co.	2.500%	3/15/2020	249,378
230,000	Kraft Heinz Foods Co.	5.375%	2/10/2020	234,741
144,000	Kroger Co.	1.500%	9/30/2019	142,993
100,000	Sysco Corp.	1.900%	4/1/2019	100,000
				727,112

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued) - 62.0%
	HEALTHCARE - PRODUCTS - 2.7%
$100,000	Becton Dickinson & Co.	2.133%	6/6/2019	$99,866
150,000	Becton Dickinson & Co.	2.675%	12/15/2019	149,542
200,000	Life Technologies Corp.	6.000%	3/1/2020	205,464
				454,872
	HEALTHCARE - SERVICES - 3.7%
200,000	Anthem, Inc.	2.250%	8/15/2019	199,645
254,000	Anthem, Inc.	4.350%	8/15/2020	259,193
50,000	Cigna Holding Co.	5.125%	6/15/2020	51,306
100,000	Humana, Inc.	2.625%	10/1/2019	99,882
				610,026
	INSURANCE - 3.1%
300,000	Lincoln National Corp.	6.250%	2/15/2020	308,587
200,000	Prudential Financial, Inc.	5.375%	6/21/2020	206,489
				515,076
	MEDIA - 1.8%
200,000	NBCUniversal Media LLC	5.150%	4/30/2020	205,035
50,000	TWDC Enterprises 18 Corp.	1.950%	3/4/2020	49,678
50,000	TWDC Enterprises 18 Corp.	1.800%	6/5/2020	49,543
				304,256
	MISCELLANEOUS MANUFACTURING - 1.2%
200,000	General Electric Co.	5.550%	5/4/2020	205,275

	PHARMACEUTICALS - 2.5%
200,000	Cardinal Health, Inc.	2.400%	11/15/2019	199,445
225,000	Express Scripts Holding Co.	2.250%	6/15/2019	224,666
				424,111
	RETAIL - 0.6%
100,000	McDonalds Corp.	1.875%	5/29/2019	99,783

	SOFTWARE- 1.5%
238,000	CA, Inc.	5.375%	12/1/2019	241,292

	TRANSPORTATION - 2.8%
200,000	Burlington Northern Santa Fe LLC	4.700%	10/1/2019	202,144
250,000	Norfolk Southern Railway Co.	9.750%	6/15/2020	270,944
				473,088
	TRUCKING & LEASING - 1.2%
200,000	GATX Corp.	2.500%	7/30/2019	199,515

	TOTAL CORPORATE BONDS (Cost - $10,341,503)			10,334,541

	UNITED STATES GOVERNMENT SECURITIES - 16.1%
500,000	United States Treasury Note +	1.000%	9/30/2019	496,367
1,300,000	United States Treasury Note +	1.500%	11/30/2019	1,291,951
500,000	United States Treasury Note +	1.375%	3/31/2020	494,951
400,000	United States Treasury Note +	1.375%	5/31/2020	395,344
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $2,674,762)			2,678,613

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS PURCHASED - 7.9% *
	CALL OPTIONS PURCHASED - 7.9%
82	SPDR S&P 500 ETF Trust	Pershing	$2,156,600	4/18/2019 - $263.00	160,966
28	SPDR S&P 500 ETF Trust	Pershing	739,200	4/18/2019 - $264.00	52,668
150	SPDR S&P 500 ETF Trust	Pershing	4,065,000	7/19/2019 - $271.00	256,350
57	SPDR S&P 500 ETF Trust	Pershing	1,550,400	7/19/2019 - $272.00	92,853
2	SPDR S&P 500 ETF Trust	Pershing	58,200	9/30/2019 - $291.00	1,492
203	SPDR S&P 500 ETF Trust	Pershing	5,927,600	9/30/2019 - $292.00	134,792
125	SPDR S&P 500 ETF Trust	Pershing	3,325,000	1/17/2020 - $266.00	343,563
104	SPDR S&P 500 ETF Trust	Pershing	2,776,800	1/17/2020 - $267.00	277,888
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,013,481)				1,320,572

	PUT OPTIONS PURCHASED - 0.0%
100	SPDR S&P 500 ETF Trust	Pershing	2,700,000	4/18/2019 - $270.00	5,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $14,523)

	TOTAL OPTIONS PURCHASED (Cost - $1,028,004)				1,326,072

	TOTAL INVESTMENTS - 98.8% (Cost - $16,184,880)				$16,480,159
	OTHER ASSETS LESS LIABILITIES - 1.2%				200,846
	NET ASSETS - 100.0%				$16,681,005

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (3.4)% *
	CALL OPTIONS WRITTEN - (2.1)%
89	SPDR S&P 500 ETF Trust	Pershing	$2,554,300	4/18/2019 - $287.00	$10,947
21	SPDR S&P 500 ETF Trust	Pershing	604,800	4/18/2019 - $288.00	1,953
115	SPDR S&P 500 ETF Trust	Pershing	3,369,500	7/19/2019 - $293.00	39,445
92	SPDR S&P 500 ETF Trust	Pershing	2,704,800	7/19/2019 - $294.00	29,072
86	SPDR S&P 500 ETF Trust	Pershing	2,666,000	9/30/2019 - $310.00	9,718
119	SPDR S&P 500 ETF Trust	Pershing	3,748,500	9/30/2019 - $315.00	8,568
215	SPDR S&P 500 ETF Trust	Pershing	6,235,000	1/17/2020 - $290.00	233,705
14	SPDR S&P 500 ETF Trust	Pershing	413,000	1/17/2020 - $295.00	11,690
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $272,771)				345,098

	PUT OPTIONS WRITTEN - (1.3)%
81	SPDR S&P 500 ETF Trust	Pershing	1,911,600	4/18/2019 - $236.00	324
55	SPDR S&P 500 ETF Trust	Pershing	1,303,500	4/18/2019 - $237.00	220
100	SPDR S&P 500 ETF Trust	Pershing	2,860,000	4/18/2019 - $286.00	46,100
1	SPDR S&P 500 ETF Trust	Pershing	24,000	7/19/2019 - $240.00	129
137	SPDR S&P 500 ETF Trust	Pershing	3,356,500	7/19/2019 - $245.00	21,235
28	SPDR S&P 500 ETF Trust	Pershing	733,600	9/30/2019 - $262.00	16,128
108	SPDR S&P 500 ETF Trust	Pershing	2,840,400	9/30/2019 - $263.00	61,722
28	SPDR S&P 500 ETF Trust	Pershing	669,200	1/17/2020 - $239.00	12,880
125	SPDR S&P 500 ETF Trust	Pershing	3,000,000	1/17/2020 - $240.00	57,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $427,643)				215,738

	TOTAL OPTIONS WRITTEN (Premiums Received - $700,414)				$560,836

ETF - Exchange Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Interest Rate	Expiration Date	Value
	U.S. GOVERNMENT SECURITIES - 91.3%
	U.S. TREASURY NOTES - 91.3%
$4,300,000	United States Treasury Note	1.88%	12/15/2020	$4,267,918
4,457,000	United States Treasury Note	2.25%	2/15/2021	4,452,735
4,457,000	United States Treasury Note	2.88%	11/15/2021	4,527,163
4,300,000	United States Treasury Note	2.38%	3/15/2022	4,319,148
4,457,000	United States Treasury Note	1.63%	8/31/2022	4,368,295
4,300,000	United States Treasury Note	2.00%	10/31/2022	4,266,322
4,457,000	United States Treasury Note	2.88%	9/30/2023	4,577,478
4,000,000	United States Treasury Note	2.88%	11/30/2023	4,113,437
4,457,000	United States Treasury Note	2.63%	12/31/2023	4,533,431
4,457,000	United States Treasury Note	2.00%	4/30/2024	4,403,116
4,300,000	United States Treasury Note	2.13%	7/31/2024	4,269,850
5,000,000	United States Treasury Note	2.00%	2/15/2025	4,919,336
4,457,000	United States Treasury Note	2.88%	4/30/2025	4,603,332
4,300,000	United States Treasury Note	2.00%	8/15/2025	4,220,971
4,000,000	United States Treasury Note	3.00%	9/30/2025	4,165,703
4,300,000	United States Treasury Note	1.63%	5/15/2026	4,102,385
				70,110,620

	TOTAL U.S. GOVERNMENT SECURITIES (Cost - $69,803,915)			70,110,620

	SHORT-TERM INVESTMENTS - 5.5%
	U.S. TREASURY BILLS - 5.5%
4,300,000	United States Treasury Bill	2.35% *	2/27/2020	4,207,999
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,208,792)

	TOTAL INVESTMENTS - 96.8% (Cost - $74,012,707)			$74,318,619
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%			2,445,208
	NET ASSETS - 100.0%			$76,763,827

*	Rate shown represents the discount rate at date of purchase.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 89.5%
	AEROSPACE/DEFENSE - 2.9%
102,500	Kratos Defense & Security Solutions, Inc. *	$1,602,075

	AGRICULTURE - 6.9%
40,700	Bunge Ltd.	2,159,949
46,500	Imperial Brands PLC - ADR	1,607,505
		3,767,454
	BEVERAGES - 6.2%
102,500	Distell Group Holdings Ltd.	915,668
1,015,000	Marston’s PLC	1,358,306
1,800,000	Thai Beverage PCL	1,122,924
		3,396,898
	CHEMICALS - 2.7%
53,500	Mosaic Co. +	1,461,085

	ENTERTAINMENT- 2.8%
78,000	Parques Reunidos Servicios Centrales SAU - 144A *	949,393
23,500	SeaWorld Entertainment, Inc. *	605,360
		1,554,753
	ENVIRONMENTAL CONTROL - 3.6%
32,954	Tetra Tech, Inc.	1,963,729

	FOOD - 13.3%
54,950	Campbell Soup Co.	2,095,243
250,492	Cloetta AB *	648,152
4,399,000	First Pacific Co. Ltd.	1,602,703
138,000	GrainCorp. Ltd.	899,900
208,000	Grupo Herdez S.A.B. DE C.V	463,557
16,550	Nestle SA - ADR	1,577,546
		7,287,101
	HEALTHCARE-PRODUCTS - 1.8%
1,541,589	Asaleo Care Ltd. *	980,086

	HOUSEHOLD PRODUCTS/WARES - 2.0%
65,000	Reckitt Benckiser Group PLC - ADR	1,100,450

	INTERNET - 3.1%
46,500	eBay, Inc.	1,727,010

	INVESTMENT COMPANIES - 5.1%
35,500	Pargesa Holding SA	2,780,400

	OIL & GAS - 3.0%
20,100	Exxon Mobil Corp.	1,624,080

	PHARMACEUTICALS - 9.5%
9,800	Johnson & Johnson	1,369,942
18,550	Novartis AG - ADR	1,783,397
46,900	Sanofi - ADR	2,076,732
		5,230,071
	RETAIL - 3.1%
95,500	Wendy’s Co.	1,708,495

	SEMICONDUCTORS - 7.5%
32,500	Micron Technology, Inc. * +	1,343,225
50,000	Synaptics, Inc. *	1,987,500
20,000	Teradyne, Inc. +	796,800
		4,127,525

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Value
	COMMON STOCK - 89.5% (Continued)
	SOFTWARE - 3.7%
17,300	Microsoft Corp.	$2,040,362

	TELECOMMUNICATIONS - 12.3%
37,500	Cisco Systems, Inc.	2,024,625
250,500	Nokia OYJ - ADR +	1,432,860
96,500	Orange SA - ADR	1,572,950
96,000	Vodafone Group PLC - ADR	1,745,280
		6,775,715

	TOTAL COMMON STOCK (Cost - $43,701,074)	49,127,289

	MUTUAL FUND - 2.7%
	CLOSED-END FUND - 2.7%
119,000	Sprott Physical Gold and Silver Trust	1,475,600
	TOTAL MUTUAL FUND (Cost - $1,577,470)

	TOTAL INVESTMENTS - 92.2% (Cost - $45,278,544)	$50,602,889
	OTHER ASSETS LESS LIABILITIES - 7.8%	4,276,123
	NET ASSETS - 100.0%	$54,879,012

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.3)% *
210	Micron Technology, Inc.	Pershing	$945,000	10/18/2019 - $45.00	$81,900
120	Mosaic Co.	Pershing	444,000	9/20/2019 - $37.00	3,000
75	Mosaic Co.	Pershing	240,000	1/17/2020 - $32.00	10,275
600	Nokia OYJ	Pershing	420,000	1/17/2020 - $7.00	15,600
200	Teradyne, Inc.	Pershing	840,000	1/17/2020 - $42.00	79,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $177,149)				$189,775

ADR - American Depositary Receipt.

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019 the total market value of 144A securities is $949,393 or 1.73% of net assets.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 50.2%
	AGRICULTURE - 4.3%
9,600	Bunge Ltd.	$509,472
13,600	Imperial Brands PLC - ADR	470,152
		979,624
	BEVERAGES - 1.7%
280,649	Marston’s PLC	375,574

	ENVIRONMENTAL CONTROL - 3.2%
12,271	Tetra Tech, Inc.	731,229

	FOOD - 6.7%
15,450	Campbell Soup Co.	589,109
25,000	GrainCorp Ltd.	163,025
8,050	Nestle SA - ADR	767,326
		1,519,460
	HEALTHCARE - PRODUCTS - 1.5%
548,000	Asaleo Care Ltd. *	348,398

	HOUSEHOLD PRODUCT/WARES - 1.3%
17,000	Reckitt Benckiser Group PLC - ADR	287,810

	INVESTMENT COMPANIES - 2.6%
7,357	Pargesa Holding SA	576,208

	OIL & GAS - 1.6%
4,500	Exxon Mobil Corp.	363,600

	PHARMACEUTICALS - 9.6%
5,400	Johnson & Johnson	754,866
8,525	Novartis AG - ADR	819,594
13,500	Sanofi - ADR	597,780
		2,172,240
	RETAIL - 4.3%
54,400	Wendy’s Co.	973,216

	SEMICONDUCTORS - 1.6%
9,000	Micron Technology, Inc. * +	371,970

	SOFTWARE - 1.3%
2,400	Microsoft Corp.	283,056

	TELECOMMUNICATIONS - 10.5%
20,400	Cisco Systems, Inc.	1,101,396
40,000	Nokia OYJ - ADR +	228,800
37,500	Orange SA - ADR	611,250
23,290	Vodafone Group PLC - ADR	423,412
		2,364,858

	TOTAL COMMON STOCK (Cost - $9,943,049)	11,347,243

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 2.0%
	INTERNET- 2.0%
$460,000	Twitter, Inc.	0.250	9/15/2019	453,516
	TOTAL CONVERTIBLE BONDS (Cost - $454,362)

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 44.9%
	AEROSPACE/DEFENSE - 1.1%
$250,000	Embraer Overseas Ltd.	6.375	1/15/2020	$256,637

	AIRLINES - 0.9%
200,000	United Continental Holdings	6.000	12/1/2020	207,750

	AUTO MANUFACTURERS - 2.2%
250,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	253,125
250,000	Ford Motor Credit Co. LLC	2.340	11/2/2020	244,539
				497,664
	AUTO PARTS & EQUIPMENT - 3.3%
28,000	American Axle & Manufacturing, Inc.	7.750	11/15/2019	28,682
387,000	Cooper Tire & Rubber Co.	8.000	12/15/2019	399,577
295,000	Goodyear Tire & Rubber Co.	8.750	8/15/2020	316,019
				744,278
	CHEMICALS - 4.4%
717,000	CF Industries, Inc.	7.125	5/1/2020	750,161
250,000	Methanex Corp.	3.250	12/15/2019	249,888
				1,000,049
	COMPUTERS - 1.7%
375,000	Dell, Inc.	5.875	6/15/2019	377,250

	DIVERSIFIED FINANCAL SERVICES - 0.5%
99,000	Aircastle Ltd.	7.625	4/15/2020	103,428

	FOREST PRODUCTS & PAPER- 1.9%
432,000	Celulosa Arauco y Constitucion SA	7.250	7/29/2019	438,614

	HEALTHCARE SERVICES - 0.2%
45,000	HCA, Inc.	4.250	10/15/2019	45,237

	HOME BUILDERS - 1.9%
165,000	Lennar Corp.	4.500	11/15/2019	165,619
254,000	Tri Pointe Group, Inc.	4.375	6/15/2019	254,952
				420,571
	LODGING - 2.3%
497,000	MGM Resorts International	5.250	3/31/2020	507,561

	MACHINERY-DIVERSIFIED - 0.2%
55,000	CNH Industrial Capital LLC	3.375	7/15/2019	55,077

	MEDIA - 2.7%
150,000	Cablevision Systems Corp.	8.000	4/15/2020	157,125
200,000	DISH DBS Corp.	7.875	9/1/2019	203,000
250,000	Virgin Media Secured Finance PLC	5.250	1/15/2021	257,813
				617,938
	MINING - 1.8%
400,000	AngloGold Ashanti Holdings PLC	5.375	4/15/2020	406,802

	OIL & GAS - 2.9%
300,000	Encana Corp.	6.500	5/15/2019	300,742
250,000	Petroleos Mexicanos	6.000	3/5/2020	256,050
100,000	Rowan Companies, Inc.	7.875	8/1/2019	100,500
				657,292
	PHARMACEUTICALS - 2.3%
515,000	Teva Pharmaceutical Finance Netherlands III BV	1.700	7/19/2019	513,908

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 44.9%
	PIPELINES - 2.9%
$100,000	Andeavor Logistics LP	5.500	10/15/2019	$101,012
550,000	DCP Midstream Operating LP	2.700	4/1/2019	550,000
				651,012
	REAL ESTATE INVESTMENT TRUST - 1.1%
250,000	CoreCivic, Inc.	4.125	4/1/2020	250,000

	RETAIL - 2.2%
263,000	L Brands, Inc.	7.000	5/1/2020	272,863
225,000	Yum! Brands, Inc.	3.875	11/1/2020	226,125
				498,988
	SOFTWARE - 0.8%
177,000	CDK Global, Inc.	3.800	10/15/2019	177,443

	TELECOMMUNICATIONS - 7.6%
50,000	Centel Capital Corp.	9.000	10/15/2019	51,490
73,000	CenturyLink, Inc.	6.150	9/15/2019	73,821
275,000	Hughes Satellite Systems Corp.	6.500	6/15/2019	276,918
365,000	Nokia OYJ	5.375	5/15/2019	367,099
189,000	Sprint Capital Corp.	6.900	5/1/2019	189,945
200,000	Sprint Communications, Inc.	7.000	8/15/2020	207,000
540,000	Telecom Italia Capital SA	7.175	6/18/2019	544,909
				1,711,182

	TOTAL CORPORATE BONDS (Cost - $10,121,423)			10,138,681

Shares
	MUTUAL FUND - 1.3%
23,500	Sprott Physical Gold and Silver Trust	291,400
	TOTAL MUTUAL-FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 98.4% (Cost - $20,855,207)	$22,230,840
	OTHER ASSETS LESS LIABILITIES - 1.6%	359,302
	NET ASSETS - 100.0%	$22,590,142

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.2)% *
90	Micron Technology, Inc.	Pershing	$405,000	10/18/2019 - $45.00	$35,100
400	Nokia OYJ	Pershing	280,000	1/17/2020 - $7.00	10,400
	TOTAL OPTIONS (Premium - $43,291)				45,500

ADR - American Depositary Receipt

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 46.9%
	EQUITY FUNDS - 46.9%
296,990	iShares China Large-Cap ETF	$13,147,747
1,922,160	iShares Core S&P Mid-Cap ETF	364,057,104
621,477	iShares MSCI Australia ETF	13,374,185
65,973	iShares MSCI Austria ETF	1,312,203
52,091	iShares MSCI Belgium ETF	958,485
322,720	iShares MSCI Brazil ETF	13,228,293
481,436	iShares MSCI Canada ETF	13,306,891
176,787	iShares MSCI Chile ETF	7,633,663
291,643	iShares MSCI France ETF	8,594,719
348,521	iShares MSCI Germany ETF	9,382,185
498,149	iShares MSCI Hong Kong ETF	13,056,485
26,790	iShares MSCI Israel ETF	1,448,267
148,697	iShares MSCI Italy ETF	4,132,290
245,425	iShares MSCI Japan ETF	13,429,656
228,637	iShares MSCI Malaysia ETF	6,845,392
300,913	iShares MSCI Mexico ETF	13,116,798
98,077	iShares MSCI Netherlands ETF	2,931,522
51,876	iShares MSCI Peru ETF	2,038,208
468,275	iShares MSCI Singapore ETF	11,112,166
131,780	iShares MSCI South Africa ETF	6,896,047
197,975	iShares MSCI South Korea ETF	12,066,576
325,220	iShares MSCI Spain ETF	9,304,544
146,878	iShares MSCI Sweden ETF	4,438,653
282,951	iShares MSCI Switzerland ETF	10,007,977
375,934	iShares MSCI Taiwan ETF	12,999,798
75,269	iShares MSCI Thailand ETF	6,648,511
252,644	iShares MSCI Turkey ETF	6,131,670
284,345	iShares MSCI United Kingdom ETF	9,386,228
2,064,775	iShares Russell 1000 ETF	324,809,755
2,469,946	iShares Russell 2000 ETF	378,124,033
1,686,527	iShares Russell Mid-Cap ETF	90,988,132
440,058	Schwab U.S. REIT ETF	19,551,777
617,860	VanEck Vectors Russia ETF	12,727,916
1,535,689	Vanguard FTSE Emerging Markets ETF	65,266,783
480,075	Vanguard FTSE Europe ETF	25,736,821
609,476	Vanguard Large-Cap ETF	79,109,985
827,146	Vanguard Mid-Cap ETF	132,963,719
1,547,280	Vanguard Real Estate ETF	134,474,105
199,073	Vanguard S&P 500 ETF	51,667,406
1,438,469	Vanguard Small-Cap ETF	219,798,063
493,370	WisdomTree India Earnings Fund	12,990,432
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,947,926,848)	2,139,195,190

Principal
	UNITED STATES GOVERNMENT SECURITIES - 32.5%
$372,720,000	United States Treasury Note, 0.875%, 05/15/2019 + ^	372,009,454
374,810,000	United States Treasury Note, 0.750%, 08/15/2019 + ^	372,379,589
372,020,000	United States Treasury Note, 1.000%, 11/15/2019 + ^	368,684,897
371,660,000	United States Treasury Note, 1.375%, 02/15/2020 + ^	368,306,348
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,480,566,087)	1,481,380,288

	TOTAL INVESTMENTS - 79.4% (Cost - $3,428,492,935)	$3,620,575,478
	OTHER ASSETS LESS LIABILITIES - 20.6%	938,803,115
	NET ASSETS - 100.0%	$4,559,378,593

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.7%
1,013	90-Day Euro$ Future	247,096,025	December-19	$(16,475)
175	90-Day Euro$ Future	42,737,188	March-20	(2,188)
1,846	90-Day Euro$ Future	451,531,600	September-20	213,413
1,294	90-Day Euro$ Future	316,560,925	December-20	(232,538)
2,541	90-Day Euro$ Future	621,782,700	March-21	(266,400)
2,845	90-Day Euro$ Future	696,135,938	June-21	(187,750)
217	Amsterdam Index Future	26,702,069	April-19	561,378
448	Australian 3 Year Bond Future	36,165,108	June-19	52,581
2,584	Brent Crude Future +	174,626,720	June-19	784,310
788	Brent Crude Future +	52,961,480	July-19	106,260
241	Brent Crude Future +	16,132,540	August-19	64,020
120	Brent Crude Future +	8,006,400	September-19	27,790
67	Brent Crude Future +	4,456,170	October-19	50
42	Brent Crude Future +	2,785,860	November-19	(15,540)
1,966	CAC 40 10 Euro Future	117,948,079	April-19	395,215
52	Cocoa Future +	1,185,600	May-19	33,330
46	Copper Future +	3,376,400	May-19	2,713
65	Cotton No. 2 Future +	2,522,325	May-19	1,845
36	DAX Index Future	11,656,374	June-19	229,972
398	Dija Mini E-CBOT Future	51,606,670	June-19	859,180
1,088	E-mini Russell 2000 Future	83,982,720	June-19	1,838,540
6,653	Euro BOBL Future	994,599,558	June-19	7,263,090
2,910	Euro-BTP Future	423,042,814	June-19	7,285,430
36	Euro-Oat Future	6,575,551	June-19	(966)
3,424	Euro-Schatz Future	430,503,823	June-19	431,647
1,067	FTSE China A50	14,004,375	April-19	379,830
728	Gasoline RBOB Future +	57,559,320	May-19	258,397
18	Gasoline RBOB Future +	1,400,112	July-19	3,587
25	Gasoline RBOB Future +	1,924,650	August-19	3,037
1,720	Hang Seng Index Future	318,552,602	April-19	4,200,564
2,961	HSCEI Future	214,513,557	April-19	1,302,328
9	KC HRW Wheat Future +	193,500	May-19	(2,725)
132	Lean Hogs Future +	4,675,440	June-19	(259,080)
250	Live Cattle Future +	11,900,000	June-19	(109,610)
47	LME Nickel Future +	3,661,770	June-19	(11,608)
1,229	Long Gilt Future	207,179,456	June-19	793,259
2,172	MSCI Emerging Market Future	114,833,640	June-19	601,810
434	MSCI Taiwan Index Future	16,956,380	April-19	183,110
1,083	Nasdaq 100 E-Mini Future	160,294,830	June-19	1,844,360
143	Natural Gas Future +	3,999,710	August-19	(144,610)
1,810	OMXS30 Index Future	30,173,822	April-19	203,501
147	S&P Mid 400 E-Mini Future	27,944,700	June-19	690,740
520	S&P/TSX 60 IX Future	74,507,579	June-19	95,191
1,722	S&P 500 E-Mini Future	244,334,580	June-19	3,275,930
1,812	SET50 Future	12,371,960	June-19	48,822
120	SGX Nifty Future	2,802,120	April-19	58,114
589	Soybean Future +	26,041,163	May-19	(563,963)
862	Soybean Meal Future +	26,420,300	May-19	(346,040)
567	SPI 200 Future	62,137,113	June-19	252,148
401	TAIEX Future	27,577,736	April-19	400,091
131	US Long Bond Future	19,604,969	June-19	6,719
15	WTI Crude Future +	904,200	June-19	17,260
11	WTI Crude Future +	664,400	July-19	12,410
20	WTI Crude Future +	1,209,800	August-19	9,820
23	WTI Crude Future +	1,392,190	September-19	10,890
40	WTI Crude Future +	2,418,800	October-19	17,670
15	WTI Crude Future +	905,550	November-19	3,970
	Net Unrealized Gain From Open Long Futures Contracts			$32,664,829

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.1%
(945)	90-Day Euro$ Future	(230,993,438)	June-20	$(657,725)
(1,924)	Australian 10 Year Bond Future	(189,367,112)	June-19	(20,549)
(1,695)	Canadian 10 Year Bond Future	(176,408,398)	June-19	(370,993)
(1,408)	CBOE VIX Future	(21,436,800)	April-19	1,230,810
(886)	CBOE VIX Future	(14,463,950)	May-19	(5,090)
(200)	CBOE VIX Future	(3,335,000)	June-19	17,840
(111)	CBOE VIX Future	(1,878,675)	July-19	1,575
(340)	Coffee ‘C’ Future +	(12,048,750)	May-19	198,431
(1,604)	Corn Future +	(28,591,300)	May-19	1,231,400
(23)	Euro-Bund Future	(4,295,826)	June-19	8,010
(129)	Euro BUXL Future	(27,761,529)	June-19	218,991
(214)	Euro Stoxx 50 Future	(7,862,294)	June-19	(14,417)
(1,380)	FTSE 100 Index Future	(129,677,886)	June-19	(805,104)
(48)	FTSE/JSE Top 40 Future	(1,690,272)	June-19	(339)
(475)	FTSE/MIB Index Future	(55,311,507)	June-19	(336,153)
(54)	Gasoline RBOB Future +	(4,236,624)	June-19	3,242
(722)	Gold 100 oz. Future +	(93,751,700)	June-19	(56,540)
(28)	IBEX 35 Future	(2,888,817)	April-19	2,502
(231)	Japan 10 Year Bond Future	(319,895,921)	June-19	(972,706)
(496)	KO SPI 2 Future	(30,281,737)	June-19	(31,308)
(63)	LME Copper Future +	(10,216,238)	June-19	(199,375)
(20)	LME Lead Future +	(1,008,500)	June-19	(11,420)
(156)	LME PRI Aluminum Future +	(7,452,900)	June-19	(91,645)
(33)	LME Zinc Future +	(2,421,169)	June-19	(27,767)
(560)	Low Sulphur Gasoil G Future +	(34,006,000)	May-19	48,100
(805)	Low Sulphur Gasoil G Future +	(49,064,750)	June-19	30,675
(208)	Low Sulphur Gasoil G Future +	(12,719,200)	July-19	5,850
(517)	MSCI EAFE Future	(48,246,440)	June-19	(102,670)
(215)	Natural Gas Future +	(5,723,300)	May-19	77,510
(93)	Natural Gas Future +	(2,523,090)	June-19	57,950
(55)	Natural Gas Future +	(1,524,600)	July-19	5,630
(106)	Natural Gas Future +	(2,960,580)	September-19	102,480
(362)	Nikkei 225 (OSE) Future	(69,368,207)	June-19	(445,572)
(396)	Nikkei 225 (SGX) Future	(37,941,727)	June-19	(149,919)
(113)	NY Harbor ULSD Future +	(9,356,264)	May-19	11,861
(253)	NY Harbor ULSD Future +	(20,984,225)	June-19	58,061
(81)	NY Harbor ULSD Future +	(6,735,620)	July-19	5,107
(49)	NY Harbor ULSD Future +	(4,090,687)	August-19	6,128
(37)	Platinum Future +	(1,580,085)	July-19	(13,655)
(512)	Silver Future +	(38,681,600)	May-19	314,275
(474)	Soybean Oil Future +	(8,065,584)	May-19	221,748
(1,793)	TOPIX Index Future	(257,890,048)	June-19	(1,438,225)
(5,183)	US 2 Year Note (CBT)	(1,104,464,906)	June-19	(1,698,485)
(269)	US 5 Year Note (CBT)	(31,157,766)	June-19	127,055
(3,014)	US 10 Year Note (CBT)	(374,395,313)	June-19	(622,469)
(136)	US Ultra Bond Future	(22,848,000)	June-19	4,938
(145)	Wheat Future +	(3,318,688)	May-19	9,113
(273)	World Sugar #11 Future +	(3,831,173)	May-19	26,634
	Net Unrealized Loss From Open Short Futures Contracts			$(4,046,210)
	Total Unrealized Gain From Open Futures Contracts			$28,618,619

+	All of this investment is a holding of the CMHSF Fund Limited.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Buy:
Australian Dollar	4/1/2019	BAML	238,210,000	$168,526,375	$169,212,502	$686,127
Australian Dollar	4/1/2019	MSSB	860,000	608,304	610,901	2,597
British Pound	4/1/2019	BAML	110,270,000	144,170,306	143,687,372	(482,934)
British Pound	4/1/2019	MSSB	3,450,000	4,503,561	4,495,524	(8,037)
Canadian Dollar	4/1/2019	BAML	18,140,000	13,563,980	13,578,353	14,373
Canadian Dollar	4/1/2019	MSSB	16,470,000	12,317,684	12,328,306	10,622
Euro	4/1/2019	BAML	318,660,000	358,005,128	357,807,745	(197,383)
Euro	4/1/2019	MSSB	2,280,000	2,560,734	2,560,101	(633)
Israeli Shekel	4/1/2019	BAML	6,930,000	1,911,022	1,909,433	(1,589)
Israeli Shekel	4/1/2019	MSSB	10,820,000	2,983,857	2,981,250	(2,607)
Japanese Yen	4/1/2019	BAML	11,743,000,000	106,553,890	106,093,870	(460,020)
Japanese Yen	4/1/2019	MSSB	6,380,000,000	57,892,561	57,641,053	(251,508)
Mexican Peso	4/1/2019	BAML	122,930,000	6,351,055	6,337,415	(13,640)
Mexican Peso	4/1/2019	MSSB	27,940,000	1,443,193	1,440,392	(2,801)
New Zealand Dollar	4/1/2019	BAML	225,440,000	153,115,447	153,750,149	634,702
New Zealand Dollar	4/1/2019	MSSB	3,940,000	2,676,629	2,687,081	10,452
Norwegian Krone	4/1/2019	BAML	133,350,000	15,426,992	15,484,927	57,935
Polish Zloty	4/1/2019	BAML	107,040,000	27,956,540	27,919,715	(36,825)
Singapore Dollar	4/1/2019	BAML	8,690,000	6,407,124	6,415,652	8,528
Singapore Dollar	4/1/2019	MSSB	1,370,000	1,011,227	1,011,443	216
South African Rand	4/1/2019	BAML	556,150,000	37,968,936	38,564,618	595,682
Swedish Krona	4/1/2019	BAML	93,320,000	10,033,598	10,061,130	27,532
Swedish Krona	4/1/2019	MSSB	11,880,000	1,278,669	1,280,821	2,152
Swiss Franc	4/1/2019	BAML	37,890,000	38,045,222	38,045,989	767
Swiss Franc	4/1/2019	MSSB	50,260,000	50,465,375	50,466,914	1,539
Turkish Lira New	4/1/2019	MSSB	62,220,000	11,023,258	11,013,169	(10,089)
Australian Dollar	4/2/2019	BAML	40,840,000	28,950,087	29,010,699	60,612
Australian Dollar	4/2/2019	MSSB	98,720,000	69,999,127	70,125,764	126,637
British Pound	4/2/2019	BAML	25,630,000	33,500,975	33,397,183	(103,792)
British Pound	4/2/2019	MSSB	38,110,000	49,750,943	49,659,252	(91,691)
Euro	4/2/2019	BAML	100,920,000	113,243,148	113,318,137	74,989
Euro	4/2/2019	MSSB	28,830,000	32,370,208	32,371,798	1,590
Israeli Shekel	4/2/2019	BAML	37,730,000	10,390,505	10,395,801	5,296
Japanese Yen	4/2/2019	BAML	8,542,000,000	77,075,556	77,173,962	98,406
Japanese Yen	4/2/2019	MSSB	785,000,000	7,082,026	7,092,199	10,173
Mexican Peso	4/2/2019	BAML	403,130,000	20,829,379	20,782,575	(46,804)
Mexican Peso	4/2/2019	MSSB	212,740,000	10,992,742	10,967,393	(25,349)
New Zealand Dollar	4/2/2019	BAML	32,140,000	21,820,064	21,919,490	99,426
New Zealand Dollar	4/2/2019	MSSB	110,110,000	74,792,594	75,095,054	302,460
Norwegian Krone	4/2/2019	BAML	120,340,000	13,956,461	13,974,174	17,713
Norwegian Krone	4/2/2019	MSSB	87,450,000	10,141,536	10,154,907	13,371
Polish Zloty	4/2/2019	BAML	100,750,000	26,261,265	26,279,067	17,802
Polish Zloty	4/2/2019	MSSB	7,620,000	1,989,824	1,987,558	(2,266)
Singapore Dollar	4/2/2019	BAML	30,260,000	22,339,641	22,340,347	706
South African Rand	4/2/2019	BAML	460,760,000	31,956,423	31,950,074	(6,349)
Swedish Krona	4/2/2019	BAML	179,420,000	19,350,323	19,343,849	(6,474)
Swedish Krona	4/2/2019	MSSB	75,360,000	8,135,524	8,124,805	(10,719)
Swiss Franc	4/2/2019	BAML	23,720,000	23,811,269	23,817,652	6,383
Swiss Franc	4/2/2019	MSSB	15,030,000	15,096,713	15,091,877	(4,836)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Fair Value	(Depreciation)
To Buy (Continued):
Australian Dollar	4/17/2019	BAML	793,020,000	$562,224,379	$563,489,318	$1,264,939
Brazilian Real	4/17/2019	BAML	26,830,000	7,068,417	6,888,147	(180,270)
Brazilian Real	4/17/2019	MSSB	747,870,000	196,206,351	192,002,919	(4,203,432)
British Pound	4/17/2019	BAML	560,140,000	737,833,598	730,445,523	(7,388,075)
British Pound	4/17/2019	MSSB	8,850,000	11,526,267	11,540,763	14,496
Canadian Dollar	4/17/2019	BAML	473,820,000	354,093,832	354,803,131	709,299
Canadian Dollar	4/17/2019	MSSB	7,890,000	5,887,823	5,908,144	20,321
Chilean Peso	4/17/2019	BAML	10,375,000,000	15,699,801	15,247,152	(452,649)
Chilean Peso	4/17/2019	MSSB	1,762,000,000	2,599,747	2,589,444	(10,303)
Colombian Peso	4/17/2019	BAML	20,027,000,000	6,395,006	6,281,148	(113,858)
Colombian Peso	4/17/2019	MSSB	77,000,000	24,166	24,150	(16)
Euro	4/17/2019	BAML	854,550,000	969,109,947	960,747,605	(8,362,342)
Euro	4/17/2019	MSSB	2,270,000	2,587,959	2,552,100	(35,859)
Israeli Shekel	4/17/2019	BAML	184,420,000	51,063,845	50,863,728	(200,117)
Japanese Yen	4/17/2019	BAML	152,851,000,000	1,377,951,285	1,382,833,062	4,881,777
Mexican Peso	4/17/2019	BAML	4,106,810,000	212,030,874	211,212,056	(818,818)
Mexican Peso	4/17/2019	BAML	588,540,000	402,116,640	401,500,185	(616,455)
New Zealand Dollar	4/17/2019	MSSB	6,210,000	4,260,017	4,236,443	(23,574)
New Zealand Dollar	4/17/2019	BAML	1,457,040,000	169,309,111	169,294,720	(14,391)
Norwegian Krone	4/17/2019	MSSB	123,000,000	14,217,995	14,291,475	73,480
Norwegian Krone	4/17/2019	BAML	286,180,000	75,391,091	74,680,768	(710,323)
Polish Zloty	4/17/2019	MSSB	4,130,000	1,093,136	1,077,754	(15,382)
Polish Zloty	4/17/2019	BAML	9,569,630,000	144,481,703	145,299,262	817,559
Russian Ruble	4/17/2019	MSSB	6,487,440,000	98,676,790	98,501,221	(175,569)
Russian Ruble	4/17/2019	BAML	107,180,000	79,146,559	79,150,457	3,898
Singapore Dollar	4/17/2019	MSSB	17,480,000	12,906,208	12,908,658	2,450
Singapore Dollar	4/17/2019	BAML	2,386,690,000	166,069,982	165,201,004	(868,978)
South African Rand	4/17/2019	MSSB	11,430,000	789,977	791,157	1,180
South African Rand	4/17/2019	BAML	6,048,000,000	5,356,435	5,330,514	(25,921)
South Korean Won	4/17/2019	MSSB	83,252,000,000	73,758,228	73,375,649	(382,579)
South Korean Won	4/17/2019	BAML	2,351,830,000	253,830,299	253,843,045	12,746
Swedish Krona	4/17/2019	BAML	573,670,000	574,986,810	576,849,594	1,862,784
Swiss Franc	4/17/2019	BAML	980,880,000	177,982,877	170,702,229	(7,280,648)
Turkish Lira New	4/17/2019	MSSB	11,490,000	2,064,886	1,999,601	(65,285)
Indian Rupee	4/18/2019	BAML	2,117,930,000	30,055,899.72	30,496,068	440,168
Indian Rupee	4/18/2019	MSSB	2,187,530,000	31,388,957.88	31,498,238	109,280
Turkish Lira New	6/19/2019	MSSB	520,860,000	88,363,577.15	86,010,931	(2,352,646)
				$8,879,187,474	$8,856,226,803	$(22,960,671)

	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Purchased	Fair Value	(Depreciation)
To Sell:
Australian Dollar	4/1/2019	BAML	(127,600,000)	$(90,434,391)	$(90,640,675)	$(206,284)
Australian Dollar	4/1/2019	MSSB	(111,470,000)	(79,018,181)	(79,182,728)	(164,547)
British Pound	4/1/2019	BAML	(60,460,000)	(79,392,037)	(78,782,430)	609,607
British Pound	4/1/2019	MSSB	(53,260,000)	(69,846,542)	(69,400,466)	446,076
Canadian Dollar	4/1/2019	BAML	(34,610,000)	(25,903,725)	(25,906,658)	(2,933)
Euro	4/1/2019	BAML	(167,090,000)	(187,813,571)	(187,617,198)	196,373
Euro	4/1/2019	MSSB	(153,850,000)	(172,957,071)	(172,750,649)	206,422

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Purchased	Fair Value	(Depreciation)
To Sell (Continued):
Israeli Shekel	4/1/2019	BAML	(12,100,000)	$(3,330,462)	$(3,333,930)	$(3,468)
Israeli Shekel	4/1/2019	MSSB	(5,650,000)	(1,554,589)	(1,556,753)	(2,164)
Japanese Yen	4/1/2019	BAML	(16,588,000,000)	(149,999,999)	(149,866,739)	133,260
Japanese Yen	4/1/2019	MSSB	(1,535,000,000)	(13,881,193)	(13,868,184)	13,009
Mexican Peso	4/1/2019	BAML	(70,770,000)	(3,650,158)	(3,648,408)	1,750
Mexican Peso	4/1/2019	MSSB	(80,100,000)	(4,133,759)	(4,129,398)	4,361
New Zealand Dollar	4/1/2019	BAML	(122,320,000)	(83,191,845)	(83,422,278)	(230,433)
New Zealand Dollar	4/1/2019	MSSB	(107,060,000)	(72,854,450)	(73,014,953)	(160,503)
Norwegian Krone	4/1/2019	BAML	(108,610,000)	(12,557,146)	(12,612,058)	(54,912)
Norwegian Krone	4/1/2019	MSSB	(24,740,000)	(2,854,279)	(2,872,869)	(18,590)
Polish Zloty	4/1/2019	BAML	(86,430,000)	(22,591,231)	(22,543,918)	47,313
Polish Zloty	4/1/2019	MSSB	(20,610,000)	(5,389,929)	(5,375,797)	14,132
Singapore Dollar	4/1/2019	BAML	(6,410,000)	(4,726,069)	(4,732,374)	(6,305)
Singapore Dollar	4/1/2019	MSSB	(3,650,000)	(2,690,611)	(2,694,721)	(4,110)
South African Rand	4/1/2019	BAML	(265,560,000)	(18,107,307)	(18,414,492)	(307,185)
South African Rand	4/1/2019	MSSB	(290,590,000)	(19,822,673)	(20,150,126)	(327,453)
Swedish Krona	4/1/2019	BAML	(64,850,000)	(6,963,257)	(6,991,688)	(28,431)
Swedish Krona	4/1/2019	MSSB	(40,350,000)	(4,332,161)	(4,350,264)	(18,103)
Swiss Franc	4/1/2019	BAML	(81,020,000)	(81,393,694)	(81,353,550)	40,144
Swiss Franc	4/1/2019	MSSB	(7,130,000)	(7,164,605)	(7,159,353)	5,252
Turkish Lira New	4/1/2019	MSSB	(62,220,000)	(11,022,143)	(11,013,169)	8,974
Australian Dollar	4/2/2019	BAML	(121,730,000)	(86,370,677)	(86,470,920)	(100,243)
Australian Dollar	4/2/2019	MSSB	(17,830,000)	(12,630,790)	(12,665,543)	(34,753)
British Pound	4/2/2019	BAML	(63,740,000)	(82,877,579)	(83,056,435)	(178,856)
Euro	4/2/2019	BAML	(92,770,000)	(104,167,457)	(104,166,901)	556
Euro	4/2/2019	MSSB	(36,980,000)	(41,511,513)	(41,523,035)	(11,522)
Israeli Shekel	4/2/2019	BAML	(28,880,000)	(7,952,684)	(7,957,348)	(4,664)
Israeli Shekel	4/2/2019	MSSB	(8,850,000)	(2,437,508)	(2,438,453)	(945)
Japanese Yen	4/2/2019	BAML	(3,630,000,000)	(32,771,137)	(32,795,772)	(24,635)
Japanese Yen	4/2/2019	MSSB	(5,697,000,000)	(51,446,676)	(51,470,389)	(23,713)
Mexican Peso	4/2/2019	BAML	(615,870,000)	(31,694,414)	(31,749,968)	(55,554)
New Zealand Dollar	4/2/2019	BAML	(137,850,000)	(93,867,579)	(94,013,742)	(146,163)
New Zealand Dollar	4/2/2019	MSSB	(4,400,000)	(2,986,500)	(3,000,801)	(14,301)
Norwegian Krone	4/2/2019	BAML	(207,790,000)	(24,126,056)	(24,129,082)	(3,026)
Polish Zloty	4/2/2019	BAML	(103,120,000)	(26,908,174)	(26,897,244)	10,930
Polish Zloty	4/2/2019	MSSB	(5,250,000)	(1,370,114)	(1,369,381)	733
Singapore Dollar	4/2/2019	BAML	(25,880,000)	(19,092,794)	(19,106,682)	(13,888)
Singapore Dollar	4/2/2019	MSSB	(4,380,000)	(3,232,092)	(3,233,666)	(1,574)
South African Rand	4/2/2019	BAML	(306,180,000)	(21,046,489)	(21,231,169)	(184,680)
South African Rand	4/2/2019	MSSB	(154,580,000)	(10,602,020)	(10,718,904)	(116,884)
Swedish Krona	4/2/2019	BAML	(254,780,000)	(27,467,557)	(27,468,653)	(1,096)
Swiss Franc	4/2/2019	BAML	(7,000,000)	(7,030,023)	(7,028,818)	1,205
Swiss Franc	4/2/2019	MSSB	(31,750,000)	(31,883,757)	(31,880,711)	3,046
Australian Dollar	4/17/2019	BAML	(937,300,000)	(663,973,413)	(666,009,102)	(2,035,689)
Brazilian Real	4/17/2019	BAML	(25,450,000)	(6,553,656)	(6,533,855)	19,801
Brazilian Real	4/17/2019	MSSB	(1,080,130,000)	(277,715,343)	(277,305,030)	410,313
British Pound	4/17/2019	BAML	(643,620,000)	(850,150,339)	(839,306,865)	10,843,474
Canadian Dollar	4/17/2019	BAML	(615,520,000)	(461,657,654)	(460,910,100)	747,554

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of		Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Purchased	Fair Value	(Depreciation)
To Sell (Continued):
Chilean Peso	4/17/2019	BAML	(11,187,000,000)	$(16,610,315)	$(16,440,471)	$169,844
Colombian Peso	4/17/2019	BAML	(9,617,000,000)	(3,034,131)	(3,016,218)	17,913
Colombian Peso	4/17/2019	MSSB	(4,986,000,000)	(1,559,465)	(1,563,779)	(4,314)
Euro	4/17/2019	BAML	(1,609,820,000)	(1,814,912,426)	(1,809,877,373)	5,035,053
Israeli Shekel	4/17/2019	BAML	(237,940,000)	(65,823,678)	(65,624,745)	198,933
Japanese Yen	4/17/2019	BAML	(157,272,000,000)	(1,416,250,461)	(1,422,829,561)	(6,579,100)
Mexican Peso	4/17/2019	BAML	(1,056,140,000)	(54,783,066)	(54,316,976)	466,090
New Zealand Dollar	4/17/2019	BAML	(688,430,000)	(469,780,018)	(469,644,837)	135,181
Norwegian Krone	4/17/2019	BAML	(1,950,430,000)	(226,275,677)	(226,622,125)	(346,448)
Polish Zloty	4/17/2019	BAML	(621,580,000)	(162,935,040)	(162,205,856)	729,184
Russian Ruble	4/17/2019	MSSB	(3,754,250,000)	(57,364,281)	(57,002,178)	362,103
Singapore Dollar	4/17/2019	BAML	(129,900,000)	(95,964,708)	(95,928,759)	35,949
South African Rand	4/17/2019	BAML	(2,070,780,000)	(142,501,919)	(143,334,465)	(832,546)
South Korean Won	4/17/2019	BAML	(4,873,000,000)	(4,312,989)	(4,294,906)	18,083
South Korean Won	4/17/2019	MSSB	(83,561,000,000)	(73,735,515)	(73,647,991)	87,524
Swedish Krona	4/17/2019	BAML	(3,089,120,000)	(331,992,049)	(333,421,900)	(1,429,851)
Swiss Franc	4/17/2019	BAML	(699,290,000)	(699,065,862)	(703,165,849)	(4,099,987)
Turkish Lira New	4/17/2019	BAML	(484,440,000)	(85,759,793)	(84,306,936)	1,452,857
Turkish Lira New	4/17/2019	MSSB	(507,930,000)	(90,154,419)	(88,394,893)	1,759,526
Indian Rupee	4/18/2019	MSSB	(1,079,370,000)	(15,607,850)	(15,541,845)	66,005
				$(10,049,524,737)	$(10,043,006,060)	$6,518,677

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	4/17/2019	BAML	33,470,000	(325,157,227)	37,629,422	(37,780,296)	$(150,873)
Euro	Norwegian Krone	4/17/2019	MSSB	201,930,000	(1,961,704,079)	227,024,473	(227,932,070)	(907,595)
Euro	Polish Zloty	4/17/2019	BAML	80,580,000	(346,823,896)	90,593,929	(90,506,237)	87,690
Euro	Polish Zloty	4/17/2019	MSSB	9,730,000	(41,887,706)	10,939,178	(10,930,904)	8,274
Euro	Swedish Krona	4/17/2019	BAML	31,190,000	(326,948,764)	35,066,079	(35,288,975)	(222,896)
Euro	Swedish Krona	4/17/2019	MSSB	121,490,000	(1,270,038,151)	136,587,942	(137,080,636)	(492,701)
Norwegian Krone	Euro	4/17/2019	BAML	1,386,127,461	(142,030,000)	161,055,332	(159,680,512)	1,374,816
Norwegian Krone	Euro	4/17/2019	MSSB	1,182,842,424	(121,110,000)	137,435,470	(136,160,718)	1,274,753
Polish Zloty	Euro	4/17/2019	BAML	413,530,369	(96,000,000)	107,913,780	(107,930,220)	(16,436)
Polish Zloty	Euro	4/17/2019	MSSB	8,310,484	(1,930,000)	2,168,682	(2,169,847)	(1,165)
Swedish Krona	Euro	4/17/2019	BAML	768,402,089	(73,230,000)	82,936,915	(82,330,521)	606,397
Swedish Krona	Euro	4/17/2019	MSSB	763,258,060	(72,600,000)	82,381,698	(81,622,229)	759,470
						$1,111,732,900	$(1,109,413,166)	$2,319,734

Total Unrealized Depreciation								$(14,122,260)

BAML - Bank of America Merrill Lynch

MSSB - Morgan Stanley Smith Barney

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 2.1%
136,630	Western Midstream Partners LP	$4,284,717

	OIL & GAS - 2.2%
389,461	Tellurian, Inc. *	4,361,963

	OIL & GAS SERVICES - 1.2%
244,446	Archrock, Inc.	2,390,682

	PIPELINES - 94.5%
684,164	Antero Midstream GP LP	9,427,780
1,399	Buckeye Partners LP	47,594
228,247	Cheniere Energy, Inc. *	15,602,965
231,855	Crestwood Equity Partners LP	8,158,977
241,245	Enbridge, Inc.	8,747,544
1,020,925	Energy Transfer Equity LP	15,691,617
756,952	EnLink Midstream LLC	9,673,847
293,120	Enterprise Products Partners LP	8,529,792
222,632	Equitrans Midstream Corp.	4,848,925
451,030	Kinder Morgan, Inc.	9,025,110
43,420	Magellan Midstream Corp.	2,632,555
167,942	NuStar Energy LP	4,515,960
174,588	ONEOK, Inc.	12,193,226
240,925	Pembina Pipeline Corp.	8,856,403
604,026	Plains GP Holdings LP	15,052,328
620,363	SemGroup Corp.	9,144,151
365,786	Tallgrass Energy LP	9,195,860
377,599	Targa Resources Corp.	15,689,238
199,453	TransCanada Corp.	8,963,418
545,996	Williams Companies, Inc.	15,681,005
		191,678,295

	TOTAL COMMON STOCK (Cost - $204,960,284)	202,715,657

	TOTAL INVESTMENTS - 100.0% (Cost - $204,960,284)	$202,715,657
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	84,905
	NET ASSETS - 100.0%	$202,800,562

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Value
	COMMON STOCK - 0.2%
	SOFTWARE - 0.2%
7,817	Avaya Holdings Corp.	$131,560
	TOTAL COMMON STOCK (Cost - $198,736)

	EXCHANGE TRADED FUND - 2.7%
75,000	Invesco Senior Loan ETF	1,698,000
	TOTAL EXCHANGE TRADED FUND (Cost - $1,737,051)

Principal			Coupon Rate (%)		Maturity
	CORPORATE BONDS - 6.7%
	COMMERCIAL SERVICES - 1.1%
$509,000	Prime Security Services Borrower LLC #		5.250		4/15/2024	510,272
172,000	Prime Security Services Borrower LLC #		5.750		4/15/2026	172,466
						682,738
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
375,000	Travelport Corporate Finance PLC #		6.000		3/15/2026	405,938

	ENTERTAINMENT - 1.4%
343,000	Churchill Downs, Inc. #		5.500		4/1/2027	348,660
500,000	Scientific Games International, Inc.		10.000		12/1/2022	527,300
						875,960
	ENVIRONMENTAL CONTROL - 2.3%
500,000	GFL Environmental, Inc. #		5.375		3/1/2023	475,000
1,000,000	Hulk Finance Corp. #		7.000		6/1/2026	950,000
						1,425,000
	INTERNET - 0.5%
300,000	Uber Technologies, Inc. #		8.000		11/1/2026	319,875

	PHARMACEUTICALS - 0.8%
500,000	Bausch Health Cos, Inc. #		6.125		4/15/2025	496,250

	TOTAL CORPORATE BONDS (Cost - $4,130,562)					4,205,761

		Variable Rate
	COLLATERALIZED LOAN OBLIGATIONS - 3.1%
500,000	Carlyle US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	8.761	*	4/20/2031	486,047
1,000,000	Carlyle US CLO 2017-2 Ltd. #	3 Month LIBOR + 6.150%	8.911	*	7/20/2031	974,878
500,000	Octagon Investment Partners 37 2018-2A Ltd. #	3 Month LIBOR + 5.400%	8.171	*	7/25/2030	470,180
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $1,950,036)					1,931,105

	BANK LOANS - 85.0%
	AEROSPACE & DEFENSE - 3.1%
997,423	StandardAero Aviation Holdings, Inc.	1 Month LIBOR + 3.750%	6.250	*	7/7/2022	999,921
495,000	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.999	*	8/22/2024	483,368
496,250	Transdigm, Inc.	1 Month LIBOR + 2.500%	4.999	*	5/14/2025	484,181
						1,967,470
	AIR TRANSPORT - 0.8%
497,494	Lineage Logistics, LLC	1 Month LIBOR + 3.000%	5.499	*	2/27/2025	484,437

	AUTOMOTIVE - 1.2%
750,000	POWER SOLUTIONS	1 Month LIBOR + 3.500%	6.060	*	3/18/2026	742,493

	BUILDING & DEVELOPMENT - 3.8%
450,000	Capital Automotive L.P.	1 Month LIBOR + 2.500%	5.000	*	3/21/2024	446,132
478,053	Capital Automotive L.P.	1 Month LIBOR + 2.500%	5.000	*	3/24/2024	473,944
997,500	DTZ U.S. Borrower, LLC	1 Month LIBOR + 3.250%	5.749	*	8/16/2025	991,266
498,747	Hillman Group, Inc.	1 Month LIBOR + 4.000%	6.499	*	5/21/2025	476,927
						2,388,269
	BUSINESS EQUIPMENT & SERVICES - 10.0%
996,543	Allied Universal Holdco LLC	1 Month LIBOR + 3.750%	6.249	*	7/28/2022	966,148
222,000	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	6.749	*	7/28/2022	217,283
497,500	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 3.000%	5.499	*	5/22/2025	489,789
750,000	DigiCert Holdings, Inc.	1 Month LIBOR + 4.000%	6.499	*	9/20/2024	738,439
476,175	EIG Investors Corp.	3 Month LIBOR + 3.750%	6.389	*	2/9/2023	474,686
232,013	IG Investments Holdings, LLC	3 Month LIBOR + 3.500%	6.101	*	5/21/2025	230,998
498,737	Internet Brands	1 Month LIBOR + 3.750%	6.236	*	9/15/2024	492,780
830,636	Pike Corporation	1 Month LIBOR + 3.500%	6.000	*	3/23/2025	831,155
1,000,000	Staples, Inc.	1 Month LIBOR + 4.000%	6.502	*	8/15/2024	993,745
497,442	Stiphout Finance LLC	1 Month LIBOR + 3.000%	5.499	*	10/26/2022	489,981
318,037	Web.Com Group, Inc.	1 Month LIBOR + 3.750%	6.243	*	9/17/2025	314,261
						6,239,265
	CABLE & SATELLITE & SERVICES - 0.8%
497,481	Numericable U.S. LLC	1 Month LIBOR + 3.688%	6.171	*	1/9/2026	473,105

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 85.0% (Continued)
	CHEMICALS & PLASTICS - 0.4%
$250,000	Starfruit US Holdco LLC	1 Month LIBOR + 3.250%	5.740	*	9/20/2025	$247,033

	CLOTHING/TEXTILES - 0.5%
327,329	Hercules Achievement, Inc.	1 Month LIBOR + 3.500%	5.999	*	12/15/2024	323,565

	CONGLOMERATES - 0.8%
497,617	St. George’s University Scholastic Services LLC	1 Month LIBOR + 3.500%	6.000	*	6/22/2025	497,617

	CONTAINERS & GLASS PRODUCTS - 1.2%
507,982	Proampac PG Borrower LLC	1 Month LIBOR + 3.500%	6.060	*	11/18/2023	491,630
273,372	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	5.500	*	1/19/2025	269,954
						761,584
	DIVERSIFIED INSURANCE - 1.3%
846,597	U.S.I., Inc.	3 Month LIBOR + 3.000%	5.601	*	5/16/2024	823,316

	DRUGS - 3.5%
245,828	Alvogen Group, Inc. U.S.A.	1 Month LIBOR + 4.750%	7.250	*	4/2/2022	239,886
1,000,000	Amneal Pharmaceuticals LLC	1 Month LIBOR + 3.500%	6.000	*	3/23/2025	999,165
481,013	Bausch Health Cos., Inc.	1 Month LIBOR + 2.750%	5.231	*	6/1/2025	476,092
498,708	Jaguar Holding Company II, LLC	1 Month LIBOR + 2.500%	4.999	*	8/18/2022	494,489
						2,209,632
	ECOLOGICAL SERVICES & EQUIPMENT - 1.4%
121,694	GFL Environmental, Inc.	1 Month LIBOR + 3.000%	5.499	*	5/31/2025	117,929
750,000	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	5.749	*	10/1/2025	748,598
						866,527
	ELECTRONICS/ELECTRICAL - 11.1%
1,000,000	Boxer Parent Company, Inc.	3 Month LIBOR + 4.250%	6.851	*	6/28/2025	981,295
125,000	Hyland Software, Inc.	1 Month LIBOR + 7.000%	9.499	*	5/23/2025	125,078
399,041	Ivanti Software, Inc.	1 Month LIBOR + 4.250%	6.750	*	1/20/2024	396,798
746,231	MA FinanceCo., LLC	1 Month LIBOR + 2.250%	4.749	*	11/20/2021	730,609
863,518	McAfee, LLC	1 Month LIBOR + 3.750%	6.249	*	9/29/2024	864,062
349,121	Mitchell International, Inc.	1 Month LIBOR + 3.250%	5.749	*	11/30/2024	336,521
497,472	Project Alpha Intermediate Holding, Inc.	6 Month LIBOR + 3.500%	6.370	*	4/26/2024	486,278
498,750	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	6.994	*	5/17/2025	493,296
250,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	10.994	*	5/18/2026	247,188
551,739	SolarWinds Holdings, Inc.	1 Month LIBOR + 2.750%	5.249	*	2/5/2024	546,911
138,482	SS&C European Holdings	1 Month LIBOR + 2.250%	4.810	*	2/28/2025	137,548
361,518	SS&C Technologies, Inc.	1 Month LIBOR + 2.250%	4.810	*	2/28/2025	359,082
498,747	Uber Technologies, Inc.	1 Month LIBOR + 4.000%	6.493	*	4/4/2025	499,744
748,125	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	6.683	*	8/20/2025	738,306
						6,942,716
	EQUIPMENT LEASING - 1.2%
800,000	Coinmach Services	3 Month LIBOR + 3.250%	6.029	*	11/14/2022	780,400

	FINANCIAL INTERMEDIARIES - 5.7%
410,188	Ascensus	3 Month LIBOR + 3.500%	6.101	*	12/3/2022	409,675
50,000	Ascensus	3 Month LIBOR + 4.000%	6.560	*	12/3/2022	49,938
1,500,000	Financial & Risk US Holdings, Inc.	1 Month LIBOR + 3.750%	6.249	*	10/1/2025	1,459,020
698,210	Russell Investments US Institutional Holdco, Inc.	3 Month LIBOR + 3.250%	5.851	*	6/1/2023	689,775
1,000,000	The Dun & Bradstreet Corporation	1 Month LIBOR + 5.000%	7.490	*	2/1/2026	990,625
						3,599,033
	FOOD PRODUCTS - 1.0%
298,500	H-Food Holdings, LLC	1 Month LIBOR + 3.688%	6.186	*	5/17/2025	291,187
372,206	Sigma Holdco BV	3 Month LIBOR + 3.000%	5.603	*	3/7/2025	361,970
						653,157
	FOOD SERVICE - 2.9%
500,000	1011778 B.C. Unlimited Liability Company	3 Month LIBOR + 2.250%	4.810	*	2/17/2024	492,915
378,751	Del Frisco’s Restaurant Group, Inc.	1 Month LIBOR + 6.000%	8.500	*	6/27/2025	367,388
997,487	IRB Holding Corp.	1 Month LIBOR + 3.250%	5.739	*	1/19/2025	974,511
						1,834,814
	FOOD/DRUG RETAILERS - 1.6%
369,000	Albertson’s LLC	3 Month LIBOR + 3.000%	5.609	*	12/21/2022	366,696
631,000	Albertson’s LLC	1 Month LIBOR + 3.000%	5.499	*	10/29/2025	623,964
2,500	BJ’s Wholesale Club, Inc.	1 Month LIBOR + 3.000%	5.560	*	1/27/2024	2,497
						993,157
	HEALTH CARE - 7.9%
1,000,000	Athenahealth, Inc.	3 Month LIBOR + 4.500%	7.197	*	2/7/2026	988,750
485,395	Concentra, Inc.	1 Month LIBOR + 2.750%	5.240	*	6/1/2022	483,172
500,000	Examworks Group, Inc.	1 Month LIBOR + 3.250%	5.749	*	7/27/2023	498,750
400,000	NAVIHEALTH	3 Month LIBOR + 5.000%	7.560	*	8/3/2025	389,500
747,164	Parexel International Corporation	1 Month LIBOR + 2.750%	5.249	*	8/11/2024	721,682
500,000	RegionalCare Hospital Partners Holdings, Inc.	1 Month LIBOR + 4.500%	6.982	*	11/16/2025	495,548
497,475	U.S. Anesthesia Partners, Inc.	1 Month LIBOR + 3.000%	5.499	*	6/23/2024	493,308
873,750	Verscend Holding Corp.	1 Month LIBOR + 4.500%	6.999	*	8/10/2025	869,381
						4,940,091

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 85.0% (Continued)
	INDUSTRIAL EQUIPMENT - 3.4%
$348,223	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	5.749	*	12/13/2023	$333,859
1,151,313	Brookfield WEC Holdings Inc.	1 Month LIBOR + 3.750%	6.249	*	7/26/2025	1,150,754
675,000	Mirion Technologies, Inc.	3 Month LIBOR + 4.000%	6.595	*	3/4/2026	677,005
						2,161,618
	LEISURE GOODS - 4.4%
373,116	Alterra Mountain Company	1 Month LIBOR + 3.000%	5.499	*	7/31/2024	371,776
365,387	ClubCorp Holdings, Inc.	3 Month LIBOR + 2.750%	5.351	*	9/18/2024	346,752
750,000	Delta 2 (Lux) SARL	1 Month LIBOR + 2.500%	4.999	*	2/1/2024	724,500
597,599	Hoya Midco, LLC	1 Month LIBOR + 3.500%	5.999	*	6/30/2024	579,674
750,000	William Morris Endeavor Entertainment, LLC	3 Month LIBOR + 2.750%	5.360	*	5/29/2025	713,749
						2,736,451
	OIL & GAS - 2.2%
248,348	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	10.000	*	3/5/2023	244,623
729,883	GIP III STETSON I, L.P.	1 Month LIBOR + 4.250%	6.732	*	7/18/2025	724,865
395,745	Oryx Southern Delaware Holdings LLC	1 Month LIBOR + 3.250%	5.749	*	2/28/2025	383,709
56,906	Pardus Oil & Gas, LLC	3 Month LIBOR + 0.00%	2.560	*	5/13/2022	284
						1,353,481
	PROPERTY & CASUALTY INSURANCE - 0.8%
497,412	Asurion, LLC	1 Month LIBOR + 3.000%	5.499	*	11/3/2023	495,912

	PUBLISHING - 2.6%
584,538	Harland Clarke Holdings Corp.	3 Month LIBOR + 4.750%	7.351	*	10/31/2023	534,852
462,513	Houghton Mifflin Harcourt Publishers, Inc.	1 Month LIBOR + 3.000%	5.499	*	5/29/2021	438,712
401,482	McGraw-Hill Global Education Holdings, LLC	1 Month LIBOR + 4.000%	6.499	*	5/2/2022	370,509
316,272	Springer Science & Business Media S.A.	1 Month LIBOR + 3.500%	5.999	*	8/24/2022	315,351
						1,659,424
	RADIO & TELEVISION - 1.5%
964,663	Univision Communications, Inc.	1 Month LIBOR + 2.750%	5.249	*	3/15/2024	911,201

	RETAILERS - 2.6%
1,173,000	Bass Pro Group, LLC	1 Month LIBOR + 5.000%	7.499	*	11/16/2023	1,148,954
500,000	Harbor Freight Tools USA, Inc.	1 Month LIBOR + 2.500%	4.999	*	8/16/2023	489,582
						1,638,536
	SURFACE TRANSPORT - 1.2%
724,438	Savage Enterprises, LLC	1 Month LIBOR + 4.500%	6.990	*	8/1/2025	727,155

	TELECOMMUNICATIONS - 4.1%
187,000	ALTICE USA	3 Month LIBOR +2.250%	4.810	*	1/11/2026	181,998
550,000	Global Tel*Link Corporation	1 Month LIBOR + 4.250%	6.749	*	11/20/2025	547,525
87,982	Global Tel*Link Corporation	1 Month LIBOR + 8.250%	10.749	*	11/9/2026	86,332
400,000	Securus Technologies Holdings, Inc.	3 Month LIBOR + 4.500%	7.060	*	11/1/2024	394,250
497,487	West Corporation	3 Month LIBOR + 4.000%	6.629	*	10/3/2024	468,439
497,500	West Corporation	3 Month LIBOR + 3.500%	6.129	*	10/10/2024	463,091
399,000	Windstream Holdings, Inc.	3 Month LIBOR + 2.500%	5.060	*	3/8/2021	399,249
						2,540,884
	UTILITIES - 2.0%
323,375	Frontera Generation Holdings LLC	1 Month LIBOR + 4.250%	6.731	*	5/2/2025	320,815
445,364	Lightstone Holdco LLC	1 Month LIBOR + 3.750%	6.249	*	1/30/2024	431,818
24,553	Lightstone Holdco LLC	3 Month LIBOR + 3.750%	6.310	*	1/30/2024	23,806
497,468	Talen Energy Supply, LLC	1 Month LIBOR + 4.000%	6.500	*	7/6/2023	493,894
						1,270,333

	TOTAL BANK LOANS (Cost - $53,869,849)					53,262,676

	TOTAL INVESTMENTS - 97.7% (Cost - $61,886,234)					$61,229,102
	OTHER ASSETS LESS LIABILITIES - 2.3%					1,453,183
	NET ASSETS - 100.0%					$62,682,285

*	Floating Rate, rate shown represents the rate at March 31, 2019.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $5,609,566 or 8.95% of net assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares				Value
	COMMON STOCK - 0.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.0%
3,588	Community Choice Financial, Inc. ^+#			$—
	TOTAL COMMON STOCK (Cost - $0)

	EXCHANGE TRADED FUNDS - 2.3%
6,452	iShares iBoxx High Yield Corporate Bond ETF			557,904
	TOTAL EXCHANGE TRADED FUNDS (Cost - $551,775)			557,904

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 11.4%
	BIOTECHNOLOGY - 3.0%
$649,000	PDL BioPharma, Inc.	2.750	12/1/2021	743,916

	INVESTMENT COMPANIES - 4.3%
1,055,000	Prospect Capital Corp.	4.950	7/15/2022	1,043,498

	REAL ESTATE INVESTMENT TRUSTS - 4.1%
1,069,000	Colony Capital, Inc.	5.000	4/15/2023	1,010,744

	TOTAL CONVERTIBLE BONDS - (Cost - $2,696,920)			2,798,158

	CORPORATE BONDS - 81.8%
	AIRLINES - 4.4%
1,128,000	Southwest Airlines Co.	3.000	11/15/2026	1,090,306

	APPAREL - 3.0%
797,000	Under Armour, Inc.	3.250	6/15/2026	728,012

	AUTO PARTS & EQUIPMENT - 9.3%
787,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	769,293
791,000	Dana, Inc.	5.500	12/15/2024	791,000
789,000	Titan International, Inc.	6.500	11/30/2023	730,811
				2,291,104
	BUILDING MATERIALS - 3.1%
756,000	US Concrete, Inc.	6.375	6/1/2024	769,230

	DIVERSIFIED FINANCIAL SERVICES - 4.5%
786,000	Enova International, Inc. (a)	8.500	9/15/2025	735,892
1,169,310	Community Choice Financial, Inc. ^	10.750	5/1/2019	368,333
				1,104,225
	HOME BUILDERS - 6.9%
78,000	Beazer Homes USA, Inc.	7.250	2/1/2023	75,075
844,000	Beazer Homes USA, Inc.	5.875	10/15/2027	740,610
865,000	TRI Pointe Group, Inc.	5.875	6/15/2024	872,569
				1,688,254
	MINING - 4.6%
1,129,000	Hecla Mining Co.	6.875	5/1/2021	1,131,117
3,289,547	MolyCorp., Inc. ^+	10.000	6/1/2020	33
				1,131,150
	OFFICE/BUSINESS EQUIPMENT - 4.9%
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,194,532

	OIL & GAS - 7.0%
934,000	Calumet Specialty Products Partners LP	6.500	4/15/2021	917,655
1,017,000	Transocean, Inc.	6.800	3/15/2038	793,260
				1,710,915
	OIL & GAS SERVICES - 6.3%
713,000	Era Group, Inc.	7.750	12/15/2022	707,653
1,298,000	PHI, Inc.	5.250	3/15/2020	837,210
				1,544,863

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 81.8% (Continued)
	PRIVATE EQUITY - 4.5%
$1,086,000	Icahn Enterprises Finance Corp.	5.875	2/1/2022	$1,103,648

	REAL ESTATE INVESTMENT TRUSTS - 7.5%
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	1,016,560
832,000	SITE Centers Corp.	4.250	2/1/2026	837,278
				1,853,838
	RETAIL - 8.2%
940,000	Kohl’s Corp.	3.250	2/1/2023	935,011
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,073,150
				2,008,161
	SEMICONDUCTORS - 7.6%
838,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	937,513
916,000	Amkor Technology, Inc.	6.375	10/1/2022	933,770
8,669,000	Energy Conversion Devices, Inc. ^+#			—
				1,871,283

	TOTAL CORPORATE BONDS (Cost - $27,021,468)			20,089,521

	TOTAL INVESTMENTS - 95.5% (Cost - $30,270,163)			$23,445,583
	OTHER ASSETS LESS LIABILITIES - 4.5%			1,106,334
	NET ASSETS - 100.0%			$24,551,917

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $735,892 or 3.0% of net assets.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares				Value
	COMMON STOCK - 42.1%
	COMPUTERS - 4.0%
869	Apple, Inc.			$165,067
4,041	International Business Machines Corp.			570,185
				735,252
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
4,515	Community Choice Financial, Inc. ^+#			—
34,803	Och-Ziff Capital Management Group LLC			571,116
505	PJT Partners, Inc.			21,109
				592,225
	INVESTMENT COMPANIES - 26.7%
38,487	Apollo Investment Corp.			582,693
10,326	Ares Capital Corp.			176,988
19,263	Compass Diversified Holdings			302,236
19,956	Oaktree Capital Group LLC			990,815
201,359	Oaktree Specialty Lending Corp.			1,043,040
116,675	PennantPark Investment Corp.			806,224
126,900	Prospect Capital Corp.			827,388
8,470	Solar Capital Ltd.			176,515
				4,905,899
	OFFICE / BUSINESS EQUIPMENT - 0.8%
22,307	Pitney Bowes, Inc.			153,249

	OIL & GAS - 1.9%
1,491	Chevron Corp.			183,661
2,177	Exxon Mobile Corp.			175,902
				359,563
	PRIVATE EQUITY - 4.8%
5,878	Apollo Global Management LLC			166,054
5,251	Blackstone Group LP			183,627
22,801	KKR & Co., Inc.			535,595
				885,276
	TELECOMMUNICATIONS - 0.7%
2,050	Verizon Communications, Inc.			121,217

	TOTAL COMMON STOCK (Cost - $10,313,966)			7,752,681

	EXCHANGE TRADED FUNDS - 4.0%
	EQUITY FUNDS - 4.0%
16,895	iShares Mortgage Real Estate ETF			732,229
	TOTAL EXCHANGE TRADED FUNDS (Cost - $857,029)

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 3.0%
	BIOTECHNOLOGY - 3.0%
$486,000	PDL BioPharma, Inc.	2.750	12/1/2021	557,077
	TOTAL CONVERTIBLE BONDS (Cost - $468,937)			557,077

	CORPORATE BONDS - 39.8%
	AIRLINES - 2.4%
461,000	Southwest Airlines Co.	3.000	11/15/2026	445,595

	APPAREL - 2.0%
397,000	Under Armour, Inc.	3.250	6/15/2026	362,636

	AUTO PARTS & EQUIPMENT - 5.0%
554,000	American Axle & Manufacturing, Inc.	6.250	4/1/2025	541,535
400,000	Titan International, Inc.	6.500	11/30/2023	370,500
				912,035

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	BUILDING MATERIALS - 3.0%
540,000	US Concrete, Inc.	6.375	6/1/2024	$549,450

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
1,471,239	Community Choice Financial, Inc. ^	10.750	5/1/2019	463,440
566,000	Enova International, Inc. (a)	8.500	9/15/2025	529,918
				993,358
	HOME BUILDERS - 3.2%
35,000	Beazer Homes USA, Inc.	7.250	2/1/2023	33,687
635,000	Beazer Homes USA, Inc.	5.875	10/15/2027	557,213
				590,900
	MINING - 0.0%
2,333,668	Molycorp, Inc. ^+	10.000	6/1/2020	23

	OIL & GAS - 4.0%
953,000	Transocean, Inc.	6.800	3/15/2038	743,340

	REAL ESTATE INVESTEMENT TRUST - 3.1%
563,000	SITE Centers Corp.	4.250	2/1/2026	566,572

	RETAIL - 3.6%
789,000	L Brands, Inc.	6.750	7/1/2036	666,705

	SEMICONDUCTORS - 4.5%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	817,806
5,543,000	Energy Conversion Devices, Inc. ^+#			—
				817,806
	TELECOMMUNICATIONS - 3.6%
633,000	Sprint Capital Corp.	8.750	3/15/2032	669,461

	TOTAL CORPORATE BONDS (Cost - $12,030,916)			7,317,881

	TOTAL INVESTMENTS - 88.9% (Cost - $23,670,848)			$16,359,868
	OTHER ASSETS LESS LIABILITIES - 11.1%			2,048,889
	NET ASSETS - 100.0%			$18,408,757

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $529,918 or 2.9% of net assets.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares						Value
	COMMON STOCK - 4.5%
	REAL ESTATE INVESTMENT TRUSTS - 4.5%
26,400	Annaly Capital Management, Inc.					$263,736
7,700	Blackstone Mortgage Trust, Inc.					266,112
	TOTAL COMMON STOCK (Cost - $539,860)					529,848

Principal		Variable Rate	Coupon Rate (%)		Maturity
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.7%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION (a) - 8.2%
$62,156	Freddie Mac REMICS	(-2.4xlibor01m)+1440bps	8.439	*	12/15/2032	74,130
904,900	Freddie Mac REMICS (b)	(-1xlibor01m)+665bps	4.166	*	4/15/2036	147,510
879,016	Freddie Mac REMICS (b)	(-1xlibor01m)+658bps	4.096	*	9/15/2036	157,900
303,844	Freddie Mac REMICS (b)		6.500		12/15/2037	71,824
2,241,341	Freddie Mac REMICS (b)	(-1xlibor01m)+660bps	4.116	*	12/15/2039	210,084
377,345	Freddie Mac REMICS (b)		4.500		5/15/2040	35,323
499,760	Freddie Mac REMICS (b)		4.000		8/15/2040	57,475
1,592,328	Freddie Mac REMICS (b)		3.500		11/15/2042	181,323
146,750	Freddie Mac Strips (b)		7.000		4/1/2027	31,334
						966,903
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (a) - 52.5%
3,000,000	Fannie Mae		3.000		10/25/2046	2,987,323
43,607	Fannie Mae Interest Strip (b)		7.500		7/25/2022	3,914
93,101	Fannie Mae Interest Strip (b)		8.000		7/25/2024	14,286
116,247	Fannie Mae Interest Strip (b)		8.500		10/25/2025	20,378
757,154	Fannie Mae Interest Strip (b)		6.000		7/25/2035	166,935
2,383,704	Fannie Mae Interest Strip (b)		5.000	**	8/25/2035	446,194
16,792	Fannie Mae Interest Strip (b)		7.500	**	9/25/2037	4,123
382,157	Fannie Mae Interest Strip (b)		5.000		1/25/2038	70,370
757,756	Fannie Mae Interest Strip (b)		4.500		11/25/2039	148,638
1,163,006	Fannie Mae Interest Strip (b)		4.500		11/25/2039	235,906
1,124,181	Fannie Mae Interest Strip (b)		5.000		11/25/2040	248,702
393,037	Fannie Mae Interest Strip (b)		5.000		3/25/2041	79,689
150,046	Fannie Mae REMIC Trust 2005-W2		—		5/25/2035	139,460
178,568	Fannie Mae REMICS (b)	(-1xlibor01m)+800bps	5.515	*	9/25/2023	17,081
4,883,193	Fannie Mae REMICS (b)		3.000		2/25/2033	648,533
164,476	Fannie Mae REMICS (b)		6.500		5/25/2033	36,291
1,617,197	Fannie Mae REMICS (b)	(-1xlibor01m)+825bps	5.765	*	6/25/2033	384,276
279,672	Fannie Mae REMICS (b)	(-1xlibor01m)+760bps	5.115	*	4/25/2034	60,144
21,603	Fannie Mae REMICS	(-2xlibor01m)+1424bps	9.269	*	7/25/2034	25,410
476,454	Fannie Mae REMICS (b)	(-1xlibor01m)+715bps	4.665	*	7/25/2037	95,698
261,750	Fannie Mae REMICS (b)	(-1xlibor01m)+587bps	3.385	*	8/25/2037	38,973
400,700	Fannie Mae REMICS (b)	(-90xlibor01m)+5355bps	4.500	*	12/25/2041	81,120
38,256	Fannie Mae REMICS (b)	(-1xlibor01m)+655bps	4.065	*	9/25/2042	6,294
107,286	Fannie Mae REMICS (b)	(-1xlibor01m)+616bps	3.675	*	10/25/2042	17,759
178,227	Fannie Mae Trust 2005-W3	(1xlibor01m)+22bps	2.706	*	3/25/2045	177,563
						6,155,060
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.0%
6,887	Government National Mortgage Association	(-3.25xlibor01m)+2633bps	18.259	*	11/16/2024	7,986
35,010	Government National Mortgage Association	(-1xlibor01m)+898bps	6.502	*	4/20/2034	35,323
73,703	Government National Mortgage Association	(-1xlibor01m)+410bps	1.612	*	2/20/2042	67,271
						110,580

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $7,178,641)					7,232,543

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS - 47.8%
450,000	FREMF 2010-K9 Mortgage Trust #		5.208	**	8/25/2020	461,729
2,655,000	FREMF 2012-K710 Mortgage Trust #		3.933	**	6/25/2047	2,650,398
645,000	FREMF 2012-K711 Mortgage Trust #		3.519	**	8/25/2045	644,549
1,085,000	FREMF 2013-K712 Mortgage Trust #		3.359	**	5/25/2045	1,084,483
383,000	FREMF 2015-K50 Mortgage Trust #		3.779	**	10/25/2048	387,000
1,238	ML Trust XLIV		9.000	**	8/20/2020	1,261
3,362,675	Reperforming Loan REMIC Trust 2006-R1 (b) #		3.348	**	1/25/2036	375,214
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,603,423)					5,604,634

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Principal		Coupon %	Maturity Date	Value
	MORTGAGE NOTES - 3.7%
$84,500	ADL1084-17 +^	8.000	9/1/2019	$84,500
97,500	LAN0136-17 +^	8.000	5/1/2019	97,500
105,000	ORL1111-17 +^	8.000	10/1/2019	105,000
150,000	SPD0400-16 +^	8.000	6/1/2019	150,000
	TOTAL MORTGAGE NOTES (Cost - $437,000)			437,000

	TOTAL INVESTMENTS - 117.7% (Cost - $13,758,924)			$13,804,025
	LIABILITIES LESS OTHER ASSETS - (17.7)%			(2,072,166)
	NET ASSETS - 100.0%			$11,731,859

Long		Notional		Unrealized
Contracts		Value ($)	Maturity Date	Appreciation
	LONG FUTURES CONTRACTS - 0.2%
2	90 Day Euro$ Future	489,000	June-2022	$(75)
2	90 Day Euro$ Future	488,875	September-2022	(75)
2	90 Day Euro$ Future	488,725	December-2022	(25)
2	90 Day Euro$ Future	488,600	March-2023	—
16	US 10 Year Note Future	1,987,500	June-2019	28,242
	Net Unrealized Appreciation from Open Long Futures Contracts			$28,067

Short		Notional		Unrealized
Contracts		Value ($)	Maturity Date	Depreciation
	SHORT FUTURES CONTRACTS - (0.2)%
(4)	90 Day Euro$ Future	(974,550)	June-2019	$(550)
(4)	90 Day Euro$ Future	(975,400)	September-2019	(1,300)
(4)	90 Day Euro$ Future	(975,700)	December-2019	(1,700)
(4)	90 Day Euro$ Future	(976,850)	March-2020	(2,000)
(10)	90 Day Euro$ Future	(2,444,375)	June-2020	125
(10)	90 Day Euro$ Future	(2,446,000)	September-2020	—
(10)	90 Day Euro$ Future	(2,446,375)	December-2020	(375)
(10)	90 Day Euro$ Future	(2,447,000)	March-2021	(500)
(8)	90 Day Euro$ Future	(1,957,500)	June-2021	100
(8)	90 Day Euro$ Future	(1,957,400)	September-2021	—
(8)	90 Day Euro$ Future	(1,956,900)	December-2021	(100)
(8)	90 Day Euro$ Future	(1,956,500)	March-2022	(200)
(20)	US 2 Year Note Future	(4,261,875)	June-2019	(17,969)
	Net Unrealized Depreciation from Open Short Futures Contracts			$(24,469)

REMICS - Real Estate Mortgage Investment Conduit.

*	Floating or variable rate security; rate shown represents the rate at March 31, 2019.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	The value of these securities have been determined in good faith under policies of The Board of Trustees. The total of these securities is $437,000 or 3.7% of net assets.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2019, these securities amounted to $5,603,373 or 47.8% of net assets.

^	The security is illiquid; total illiquid securities represent 3.7% of net assets.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	IO- Interest Only.

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares				Value
	EXCHANGE TRADED FUNDS - 5.2%
14,338	iShares Short-Term Corporate Bond ETF +			$757,333
9,890	Vanguard Short-Term Corporate Bond ETF +			788,827
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,546,152)			1,546,160

Principal		Coupon Rate	Maturity
	CORPORATE BONDS - 78.9%
	AEROSPACE/DEFENSE - 4.2%
$350,000	Raytheon Co.	4.400%	2/15/2020	355,492
352,000	Rockwell Collins, Inc.	1.950%	7/15/2019	351,136
100,000	United Technologies Corp.	4.500%	4/15/2020	101,885
450,000	United Technologies Corp.	1.900%	5/4/2020	446,542
				1,255,055
	AUTO MANUFACTURERS - 4.9%
250,000	American Honda Finance Corp.	2.000%	2/14/2020	248,678
75,000	Ford Motor Credit Co. LLC	1.897%	8/12/2019	74,692
550,000	Ford Motor Credit Co. LLC	2.681%	1/9/2020	547,757
321,000	General Motors Financial Co., Inc.	3.500%	7/10/2019	321,615
250,000	General Motors Financial Co., Inc.	2.350%	10/4/2019	249,411
				1,442,153
	BANKS - 14.7%
200,000	Bank of America Corp.	7.625%	6/1/2019	201,557
250,000	Citigroup, Inc.	2.050%	6/7/2019	249,716
153,000	Citigroup, Inc.	2.500%	7/29/2019	152,935
150,000	Citigroup, Inc.	2.400%	2/18/2020	149,450
200,000	Goldman Sachs Group, Inc.	2.550%	10/23/2019	199,730
250,000	Goldman Sachs Group, Inc.	6.000%	6/15/2020	259,328
325,000	HSBC USA, Inc.	2.350%	3/5/2020	324,143
150,000	HSBC USA, Inc.	2.750%	8/7/2020	150,173
400,000	JPMorgan Chase & Co.	2.200%	10/22/2019	398,901
500,000	KeyBank NA	2.250%	3/16/2020	497,896
400,000	Morgan Stanley	7.300%	5/13/2019	402,072
100,000	Morgan Stanley	5.625%	9/23/2019	101,314
500,000	PNC Financial Services Group, Inc.	5.125%	2/8/2020	509,985
400,000	State Street Corp.	2.550%	8/18/2020	399,853
375,000	Wells Fargo & Co.	2.600%	7/22/2020	374,502
				4,371,555
	BEVERAGES - 2.4%
458,000	Constellation Brands, Inc.	3.875%	11/15/2019	460,479
260,000	Molson Coors Brewing Co.	1.450%	7/15/2019	258,966
				719,445
	BIOTECHNOLOGY - 2.2%
243,000	Amgen, Inc.	2.200%	5/11/2020	241,968
400,000	Celgene Corp.	2.875%	8/15/2020	400,350
				642,318
	CHEMICALS - 2.9%
375,000	E.I. DuPont de Nemours & Co.	2.200%	5/1/2020	373,728
500,000	Sherwin - Williams Co.	2.250%	5/15/2020	497,125
				870,853
	COMPUTERS - 2.0%
250,000	International Business Machines Corp.	1.900%	1/27/2020	248,458
350,000	International Business Machines Corp.	1.625%	5/15/2020	346,189
				594,647
	COSMETICS/PERSONAL CARE - 1.6%
330,000	Estee Lauder Cos., Inc.	1.800%	2/7/2020	327,897
150,000	Unilever Capital Corp.	2.100%	7/30/2020	149,113
				477,010
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
400,000	Charles Schwab Corp.	4.450%	7/22/2020	409,265
500,000	International Lease Finance Corp.	5.875%	4/1/2019	500,000
300,000	Western Union Co.	3.350%	5/22/2019	300,166
				1,209,431

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Coupon Rate	Maturity	Value
	CORPORATE BONDS (Continued) - 78.9%
	ELECTRIC - 9.2%
$600,000	Consolidated Edison, Inc.	2.000%	3/15/2020	$595,027
400,000	Dominion Energy, Inc. ^	2.962%	7/1/2019	400,087
182,000	Dominion Energy, Inc.	1.600%	8/15/2019	181,156
250,000	Duke Energy Carolinas LLC	4.300%	6/15/2020	254,977
250,000	Edison International	2.125%	4/15/2020	248,146
250,000	Georgia Power Co.	2.000%	3/30/2020	248,132
150,000	NextEra Energy Capital Holdings, Inc.	2.300%	4/1/2019	150,000
200,000	Public Service Co. of Oklahoma	5.150%	12/1/2019	203,326
450,000	Public Service Enterprise Group, Inc.	1.600%	11/15/2019	446,827
				2,727,678
	ELECTRONICS - 1.5%
450,000	Amphenol Corp.	2.200%	4/1/2020	447,221

	FOOD - 0.9%
100,000	Kroger Co.	1.500%	9/30/2019	99,300
160,000	Sysco Corp.	1.900%	4/1/2019	160,000
				259,300
	HEALTHCARE - PRODUCTS - 2.1%
425,000	Becton Dickinson and Co.	2.675%	12/15/2019	423,701
200,000	Life Technologies Corp.	6.000%	3/1/2020	205,463
				629,164
	HEALTHCARE - SERVICES - 8.3%
749,000	Anthem, Inc.	2.250%	8/15/2019	747,672
475,000	Anthem, Inc.	4.350%	8/15/2020	484,712
400,000	Cigna Holding Co.	5.125%	6/15/2020	410,449
325,000	Humana, Inc.	2.625%	10/1/2019	324,615
500,000	UnitedHealth Group, Inc.	2.700%	7/15/2020	501,131
				2,468,579
	INSURANCE - 2.3%
400,000	Protective Life Corp.	7.375%	10/15/2019	409,390
250,000	Prudential Financial, Inc.	5.375%	6/21/2020	258,111
				667,501
	MACHINERY - CONSTRUCTION & MINING - 0.8%
250,000	Caterpillar Financial Services Corp.	2.000%	3/5/2020	248,573

	MACHINERY - DIVERSIFIED - 1.7%
500,000	John Deere Capital Corp.	2.300%	9/16/2019	499,196

	MEDIA - 4.0%
300,000	Comcast Corp.	5.700%	7/1/2019	301,934
500,000	NBCUniversal Media LLC	5.150%	4/30/2020	512,587
175,000	TWDC Enterprises 18 Corp.	1.950%	3/4/2020	173,874
200,000	TWDC Enterprises 18 Corp.	1.800%	6/5/2020	198,171
				1,186,566
	MINING - 0.7%
220,000	Newmont Mining Corp.	5.125%	10/1/2019	222,467

	MISCELLANEOUS MANUFACTURING - 1.9%
200,000	General Electric Co.	6.000%	8/7/2019	201,922
350,000	General Electric Co.	5.550%	5/4/2020	359,230
				561,152
	PHARMACEUTICALS - 3.0%
260,000	Cardinal Health, Inc.	1.948%	6/14/2019	259,547
225,000	Cardinal Health, Inc.	2.400%	11/15/2019	224,376
400,000	Express Scripts Holding Co.	2.250%	6/15/2019	399,406
				883,329
	RETAIL - 2.0%
200,000	McDonald’s Corp.	1.875%	5/29/2019	199,567
400,000	Target Corp.	3.875%	7/15/2020	407,147
				606,714
	TRANSPORTATION - 1.5%
200,000	Burlington Northern Santa Fe LLC	4.700%	10/1/2019	202,144
250,000	Norfolk Southern Corp.	5.900%	6/15/2019	251,551
				453,695

	TOTAL CORPORATE BONDS (Cost - $23,432,976)			23,443,602

CATALYST EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 6.6% *
	CALL OPTIONS PURCHASED - 5.6% *
118	SPDR S&P 500 ETF Trust	Interactive Brokers	$3,103,400	4/18/2019 - $263.00	$231,634
34	SPDR S&P 500 ETF Trust	Interactive Brokers	897,600	4/18/2019 - $264.00	63,954
195	SPDR S&P 500 ETF Trust	Interactive Brokers	5,284,500	7/19/2019 - $271.00	333,255
72	SPDR S&P 500 ETF Trust	Interactive Brokers	1,958,400	7/19/2019 - $272.00	117,288
1	SPDR S&P 500 ETF Trust	Interactive Brokers	29,100	9/30/2019 - $291.00	746
265	SPDR S&P 500 ETF Trust	Interactive Brokers	7,738,000	9/30/2019 - $292.00	175,960
228	SPDR S&P 500 ETF Trust	Interactive Brokers	6,064,800	1/17/2020 - $266.00	626,658
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,148,100	1/17/2020 - $267.00	114,896
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,299,114)				1,664,391

	PUT OPTIONS PURCHASED - 1.0% *
252	SPDR S&P 500 ETF Trust	Interactive Brokers	6,325,200	4/18/2019 - $251.00	2,016
100	SPDR S&P 500 ETF Trust	Interactive Brokers	2,700,000	4/18/2019 - $270.00	5,500
186	SPDR S&P 500 ETF Trust	Interactive Brokers	4,464,000	7/19/2019 - $240.00	23,994
81	SPDR S&P 500 ETF Trust	Interactive Brokers	1,984,500	7/19/2019 - $245.00	12,555
175	SPDR S&P 500 ETF Trust	Interactive Brokers	4,515,000	9/30/2019 - $258.00	84,525
90	SPDR S&P 500 ETF Trust	Interactive Brokers	2,331,000	9/30/2019 - $259.00	45,000
215	SPDR S&P 500 ETF Trust	Interactive Brokers	5,203,000	1/17/2020 - $242.00	107,500
56	SPDR S&P 500 ETF Trust	Interactive Brokers	1,360,800	1/17/2020 - $243.00	28,784
	TOTAL PUT OPTIONS PURCHASED (Cost - $625,453)				309,874

	TOTAL OPTIONS PURCHASED (Cost - $1,924,567)				1,974,265

Principal		Coupon Rate	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 6.5%
$250,000	United States Treasury Note +	0.750%	7/15/2019	248,750
500,000	United States Treasury Note +	1.000%	11/30/2019	494,762
300,000	United States Treasury Note +	1.375%	3/31/2020	296,971
400,000	United States Treasury Note +	1.500%	4/15/2020	396,351
500,000	United States Treasury Note +	1.500%	5/31/2020	494,863
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,927,969)			1,931,697

	TOTAL INVESTMENTS - 97.2% (Cost - $28,831,664)			$28,895,724
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%			817,096
	NET ASSETS - 100.0%			$29,712,820

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (3.3)% *
	CALL OPTIONS WRITTEN - (0.4)% *
157	SPDR S&P 500 ETF Trust	Interactive Brokers	$4,568,700	4/18/2019 - $291.00	$5,024
162	SPDR S&P 500 ETF Trust	Interactive Brokers	5,022,000	7/19/2019 - $310.00	5,994
105	SPDR S&P 500 ETF Trust	Interactive Brokers	3,307,500	7/19/2019 - $315.00	2,100
223	SPDR S&P 500 ETF Trust	Interactive Brokers	7,470,500	9/30/2019 - $335.00	3,345
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,462,000	9/30/2019 - $340.00	452
210	SPDR S&P 500 ETF Trust	Interactive Brokers	6,405,000	1/17/2020 - $305.00	93,660
61	SPDR S&P 500 ETF Trust	Interactive Brokers	1,891,000	1/17/2020 - $310.00	18,544
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $112,538)				129,119

	PUT OPTIONS WRITTEN - (2.9)% *
213	SPDR S&P 500 ETF Trust	Interactive Brokers	5,601,900	4/18/2019 - $263.00	4,899
38	SPDR S&P 500 ETF Trust	Interactive Brokers	1,003,200	4/18/2019 - $264.00	988
100	SPDR S&P 500 ETF Trust	Interactive Brokers	2,900,000	4/18/2019 - $290.00	74,100
195	SPDR S&P 500 ETF Trust	Interactive Brokers	5,284,500	7/19/2019 - $271.00	94,770
72	SPDR S&P 500 ETF Trust	Interactive Brokers	1,958,400	7/19/2019 - $272.00	36,432
1	SPDR S&P 500 ETF Trust	Interactive Brokers	29,100	9/30/2019 - $291.00	1,442
264	SPDR S&P 500 ETF Trust	Interactive Brokers	7,708,800	9/30/2019 - $292.00	394,548
228	SPDR S&P 500 ETF Trust	Interactive Brokers	6,064,800	1/17/2020 - $266.00	215,916
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,148,100	1/17/2020 - $267.00	40,936
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,600,168)				864,031

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,712,706)				$993,150

ETF - Exchange Traded Fund

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

^	Step coupon.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED LOAN OBLIGATIONS - 78.3%
$68,120	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	3.760	*	3/25/2033	$68,064
199,752	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.740%	3.225	*	10/25/2033	192,213
123,513	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.760%	3.246	*	1/25/2034	121,372
792,485	Amresco Residential Securities Corp. Mort Loan Trust 1999-1	1 Month LIBOR + 1.250%	3.736	*	11/25/2029	790,550
86,885	Argent Securities, Inc. Asset Back Pass Thr Certs Ser 2004-W6	1 Month LIBOR + 0.900%	3.386	*	5/25/2034	86,796
72,663	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.700%	4.737	*	9/25/2033	72,697
14,898	Banc of America Funding 2004-C Trust		4.479	#	12/20/2034	14,437
1,145,697	Banc of America Funding 2005-G Trust		4.444	#	10/20/2035	1,158,502
5,067	Banc of America Mortgage Trust 2004-9		6.500		9/25/2032	5,275
90,305	Bear Stearns ARM Trust 2006-2		4.195	#	7/25/2036	84,227
46,207	CDC Mortgage Capital Trust 2002-HE1	1 Month LIBOR + 0.620%	3.106	*	1/25/2033	45,875
22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.620%	3.106	*	3/25/2034	21,515
35,978	Chase Funding Trust Series 2002-3		5.907	+	6/25/2032	35,353
157,794	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.750%	3.236	*	11/25/2034	156,882
13,700	Chase Mortgage Finance Trust Series 2007-A1		4.621	#	2/25/2037	13,878
193,388	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1 - 144A	1 Month LIBOR + 0.330%	2.815	*	1/25/2035	192,459
907,146	CHL Mortgage Pass-Through Trust 2004-HYB6		4.267	#	11/20/2034	919,087
463,570	Citigroup Mortgage Loan Trust 2006-AR5		4.615	#	7/25/2036	425,874
120,112	Citigroup Mortgage Loan Trust 2006-WF1		4.924	+	3/25/2036	80,604
24,513	Citigroup Mortgage Loan Trust 2006-WF1		4.924	+	3/25/2036	16,447
22,183	Citigroup Mortgage Loan Trust 2007-AR5		4.758	#	4/25/2037	21,114
193,575	Citigroup Mortgage Loan Trust 2007-FS1 - 144A		5.750	+	10/25/2037	195,687
776,660	Citigroup Mortgage Loan Trust, Inc. - 144A	1 Month LIBOR + 0.350%	2.836	*	2/25/2031	742,416
77,189	Citigroup Mortgage Loan Trust, Inc.		5.000		7/25/2034	77,143
266,992	Citigroup Mortgage Loan Trust, Inc.	1 Month LIBOR + 0.630%	3.116	*	2/25/2035	264,172
500,000	Consumer Loan Underlying Bond Credit Trust 2017-P1 -144A		5.020		9/15/2023	505,428
102,363	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.650%	3.890	*	2/25/2033	98,526
86,616	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.500%	3.985	*	3/25/2033	86,482
480,452	Countrywide Alternative Loan Trust		5.500		2/25/2020	477,167
244,975	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.820%	3.304	*	9/15/2029	242,110
207,331	EMC Mortgage Loan Trust 2001-A - 144A	1 Month LIBOR + 0.740%	3.225	**	5/25/2040	205,033
156,106	Equity One Mortgage Pass-Through Trust 2004-2		6.060	+	7/25/2034	149,800
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	3.611	*	12/25/2034	251,304
25,106	First Horizon Alternative Mortgage Securities Trust 2005-AA6		4.280	#	8/25/2035	24,143
417,681	First Horizon Mortgage Pass-Through Trust 2004-AR7		4.764	#	2/25/2035	419,974
125,134	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.170%	2.656	*	2/25/2036	118,869
246,522	GMACM Home Equity Loan Trust 2004-HE2		4.700	+	10/25/2033	248,504
389,663	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.060%	2.545	*	1/25/2037	256,428
71,517	GSR Mortgage Loan Trust 2005-AR6		4.413	#	9/25/2035	72,500
40,379	Home Equity Asset Trust	1 Month LIBOR + 1.900%	4.385	*	11/25/2032	39,696
15,905	Home Equity Asset Trust 2004-4	1 Month LIBOR + 1.550%	4.035	*	10/25/2034	15,939
155,858	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.860%	3.346	*	10/25/2033	155,008
387,061	Home Equity Mortgage Trust	1 Month LIBOR + 1.600%	4.085	*	2/25/2035	385,649
211,715	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.340%	2.825	*	1/25/2036	211,714
264,103	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.740%	3.225	*	3/25/2035	256,439
211,740	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.750%	3.236	*	5/25/2035	196,753
476,676	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.160%	2.645	*	8/25/2036	188,606
70,204	JP Morgan Mortgage Trust 2004-A3		4.451	#	7/25/2034	71,729
88,013	JP Morgan Mortgage Trust 2004-A5		4.488	#	12/25/2034	90,092
7,637	JP Morgan Mortgage Trust 2005-A1		4.778	#	2/25/2035	7,783
135,770	JP Morgan Mortgage Trust 2005-A6		4.446	#	9/25/2035	137,970
87,114	JP Morgan Mortgage Trust 2006-A2		4.246	#	4/25/2036	87,008
254,043	Lehman Mortgage Trust 2007-8		6.000		9/25/2037	255,962
54,300	MASTR Adjustable Rate Mortgages Trust 2004-4		4.191	#	5/25/2034	54,074
47,125	MASTR Asset Securitization Trust 2005-1		5.000		5/25/2020	47,233
6,281	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-E	6 Month LIBOR + 0.720%	3.397	*	11/25/2029	6,296
26,123	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1		4.160	#	4/25/2029	25,904
127,172	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE7	1 Month LIBOR + 0.160%	2.645	*	9/25/2036	72,775
165,854	Morgan Stanley ABS Capital I, Inc. Trust 2006-NC5	1 Month LIBOR + 0.070%	2.555	*	10/25/2036	103,254
1,119,564	Morgan Stanley ABS Capital I, Inc. Trust 2007-NC2	1 Month LIBOR + 0.260%	2.746	*	2/25/2037	687,724
41,789	MortgageIT Trust 2005-1	1 Month LIBOR + 1.250%	3.739	*	2/25/2035	41,905
45,266	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.480%	2.964	*	6/15/2030	44,907
305,017	New York Mortgage Trust 2006-1		4.637	#	5/25/2036	297,416
150,000	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.250%	3.736	*	8/25/2035	153,476
40,860	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.500%	2.986	*	2/25/2035	39,363

CATALYST FUNDS
CATALYST ENHANCED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued) - 78.3%
$262,291	RAMP Series 2003-RS10 Trust	1 Month LIBOR + 2.550%	5.036	*	11/25/2033	$260,213
24,747	RASC Series 2001-KS3 Trust	1 Month LIBOR + 0.460%	2.945	*	9/25/2031	24,478
1,234,721	RASC Series 2003-KS4 Trust	1 Month LIBOR + 0.580%	3.066	*	6/25/2033	1,203,709
47,884	RASC Series 2003-KS4 Trust		5.110	+	6/25/2033	47,491
325,695	RASC Series 2004-KS1 Trust		5.070	#	2/25/2034	319,512
67,687	Renaissance Home Equity Loan Trust 2004-2		6.011	+	7/25/2034	65,551
244,848	Renaissance Home Equity Loan Trust 2006-1		5.608	+	5/25/2036	162,122
154,747	Renaissance Home Equity Loan Trust 2006-4		5.545	+	1/25/2037	86,229
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	+	6/25/2037	143,522
107,290	Residential Asset Securitization Trust 2004-A1		5.250		4/25/2034	107,858
774,031	Saxon Asset Securities Trust 2004-2		4.342	+	8/25/2035	743,413
8,309	Sequoia Mortgage Trust 2013-1		1.855	#	2/25/2043	7,705
231,127	Structured Adjustable Rate Mortgage Loan Trust		4.512	#	4/25/2035	229,253
6,881	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18		4.424	#	12/25/2034	6,813
45,631	Structured Asset Mortgage Investments II Trust 2005-AR5	1 Month LIBOR + 0.250%	2.732	*	7/19/2035	45,344
23,202	Structured Asset Securities Corp. Mor Cer Ser 2003-31A		4.474	#	10/25/2033	23,595
18,155	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A		4.769	#	11/25/2033	18,215
35,289	Thornburg Mortgage Securities Trust 2006-4		4.721	#	7/25/2036	34,203
426,220	UCFC Home Equity Loan Trust 1998-D		7.750	#	4/15/2030	403,469
400,000	Upstart Securitization Trust 2019-1 - 144A		4.190		4/20/2026	402,086
562,393	WaMu Mortgage Pass-Through Certificates Series 2003-AR4 Trust		4.083	#	5/25/2033	556,157
380,613	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		4.377	#	9/25/2033	376,762
9,977	Wells Fargo Mortgage Backed Securities 2004-EE Trust		4.558	#	12/25/2034	10,246
277,467	Wells Fargo Mortgage Backed Securities 2005-AR4 Trust		5.086	#	4/25/2035	280,930
27,321	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust		4.903	#	6/25/2035	28,351
68,962	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust		4.712	#	9/25/2036	—
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $18,046,176)					18,220,809

	MORTGAGE BACKED SECURITIES - 15.3%
2,908,041	Fannie Mae REMICS		4.000		5/25/2038	115,487
556,100	Fannie Mae REMICS	1 Month LIBOR + 5.000%	2.511	*	11/25/2040	67,833
850,808	Fannie Mae REMICS	1 Month LIBOR + 4.750%	2.265	*	12/25/2040	77,801
2,830,336	Fannie Mae REMICS	1 Month LIBOR + 5.950%	3.464	*	12/25/2040	397,438
646,973	Fannie Mae REMICS		4.500		11/25/2041	89,290
2,250,096	Fannie Mae REMICS		4.000		3/25/2042	313,017
238,843	Fannie Mae REMICS		4.500		5/25/2042	43,742
267,783	Fannie Mae REMICS		1.250		5/25/2043	242,235
193,359	Fannie Mae REMICS		4.000		8/25/2044	26,720
886,622	Freddie Mac REMICS	1 Month LIBOR + 6.000%	3.516	*	7/15/2037	117,323
922,522	Freddie Mac REMICS		3.500		10/15/2038	65,787
1,959,619	Freddie Mac REMICS		4.000		7/15/2042	170,375
5,227,999	Freddie Mac REMICS	1 Month LIBOR + 6.000%	3.516	*	8/15/2042	854,457
1,690,840	Freddie Mac REMICS	1 Month LIBOR + 10.667%	1.200	*	12/15/2043	138,740
1,891,684	Freddie Mac REMICS		4.000		1/15/2044	236,674
792,446	Freddie Mac REMICS		4.000		5/15/2046	97,198
1,114,297	Government National Mortgage Association		4.500		1/20/2035	68,666
5,833,990	Government National Mortgage Association		4.000		1/20/2046	443,037
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $3,523,062)					3,565,820

Shares
	SHORT-TERM INVESTMENT - 8.3%
	MONEY MARKET FUND - 8.3%
1,930,415	Goldman Sachs Financial Square Funds Government Portfolio- Institutional Class 2.32% **					1,930,415
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,930,415)

	TOTAL INVESTMENTS - 101.9% (Cost - $23,499,653)					$23,717,044
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%					(441,312)
	NET ASSETS - 100.0%					$23,275,732

*	Floating Rate, rate shown represents the rate at March 31, 2019.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at March 31, 2019.

**	Rate shown represents the rate at March 31, 2019, is subject to change and resets daily.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019 the total market value of 144A securities is $2,243,109 or 9.64% of net assets.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Hedged Futures Fund (the “Fund”) invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of March 31, 2019, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2019, for each Funds’ assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$13,121,259	$—	$—	$13,121,259
Total Assets	$13,121,259	$—	$—	$13,121,259

Insider Buying Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$52,579,283	$—	$—	$52,579,283
Total Assets	$52,579,283	$—	$—	$52,579,283

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Hedged Commodity Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$10,064,763	$—	$—	$10,064,763
Put Options Purchased	8,641,937	—	—	8,641,937
United States Government Securities	—	45,747,406	—	45,747,406
Short-Term Investments	2,631,604	—	—	2,631,604
Total Assets	$21,338,304	$45,747,406	$—	$67,085,710
Liabilities(a)
Call Options Written	$9,806,275	$—	$—	$9,806,275
Put Options Written	9,537,719	—	—	9,537,719
Futures Contracts	318,750	—	—	318,750
Total Liabilities	$19,662,744	$—	$—	$19,662,744

Hedged Futures Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$18,925,000	$—	$—	$18,925,000
Put Options Purchased	2,250,000	—	—	2,250,000
Prime Meridian Income QP Fund (1)	53,732,944	—	—	53,732,944
U.S. Government Securities	—	99,390,625	—	99,390,625
Short-Term Investments	169,602,613	—	—	169,602,613
Total Assets	$244,510,557	$99,390,625	$—	$343,901,182
Liabilities(a)
Call Options Written	$23,775,000	$—	$—	$23,775,000
Put Options Written	615,625	—	—	615,625
Total Liabilities	$24,390,625	$—	$—	$24,390,625

Insider Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$3,375,912	$—	$3,375,912
Corporate Bonds	—	14,230,185	—	14,230,185
Total Assets	$—	$17,606,097	$—	$17,606,097

Systematic Alpha Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Fund	$1,897,359	—	—	$1,897,359
Short-Term Investments	46,876	—	—	46,876
Total Assets	$1,944,235	$—	$—	$1,944,235
Derivatives(a)
Liabilities
Total Return Swaps	$—	$62,795	$—	$62,795
Total Derivatives	$—	$62,795	$—	$62,795

IPOx Allocation Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$2,340,988	$—	$—	$2,340,988
Total Assets	$2,340,988	$—	$—	$2,340,988

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Multi Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Short-Term Investments	3,713,155	—	$—	3,713,155
Total Assets	$3,713,155	$—	$—	$3,713,155
Derivatives(a)
Assets
Futures Contracts	$30,968	$—	$—	$30,968
Liabilities
Futures Contracts	5,907	—	—	5,907
Total Derivatives	$25,061	$—	$—	$25,061

Dynamic Alpha Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$369,339,975	$—	$—	$369,339,975
Total Assets	$369,339,975	$—	$—	$369,339,975

Buyback Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$24,532,726	$—	$—	$24,532,726
Total Assets	$24,532,726	$—	$—	$24,532,726

Growth of Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$2,243,528	$—	$—	$2,243,528
Total Assets	$2,243,528	$—	$—	$2,243,528

Exceed Defined Risk Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,140,933	$—	$—	$2,140,933
Corporate Bonds	—	10,334,541	—	10,334,541
United States Government Securities	—	2,678,613	—	2,678,613
Call Options Purchased	697,629	622,943	—	1,320,572
Put Options Purchased	5,500	—	—	5,500
Total Assets	$2,844,062	$13,636,097	$—	$16,480,159
Liabilities(a)
Call Options Written	$345,098	$—	$—	$345,098
Put Options Written	154,016	61,722	—	215,738
Total Liabilities	$499,114	$61,722	$—	$560,836

Lyons Tactical Allocation Fund

Assets(a)	Level 1	Level 2	Level 3	Total
United States Government Securities	$—	$70,110,620	$—	$70,110,620
Short-Term Investments	—	4,207,999	—	4,207,999
Total Assets	$—	$74,318,619	$—	$74,318,619

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

MAP Global Equity Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$49,127,289	$—	$—	$49,127,289
Mutual Fund	—	1,475,600	—	1,475,600
Total Assets	$49,127,289	$1,475,600	$—	$50,602,889
Liabilities(a)
Call Options Written	$176,500	$13,275	$—	$189,775
Total Liabilities	$176,500	$13,275	$—	$189,775

MAP Global Balanced Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$11,347,243	$—	$—	$11,347,243
Convertible Bonds	—	453,516	—	453,516
Corporate Bonds	—	10,138,681	—	10,138,681
Mutual Fund	291,400	—	—	291,400
Total Assets	$11,638,643	$10,592,197	$—	$22,230,840
Liabilities(a)
Call Options Written	$45,500	$—	$—	$45,500
Total Liabilities	$45,500	$—	$—	$45,500

Millburn Hedge Strategy Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,139,195,190	$—	$—	$2,139,195,190
United States Government Securities	—	1,481,380,288	—	1,481,380,288
Total Assets	$2,139,195,190	$1,481,380,288	$—	$3,620,575,478
Derivatives(a)
Assets
Futures Contracts	$38,850,238	$—	$—	$38,850,238
Forward Contracts	—	41,513,095	—	41,513,095
Total	$38,850,238	$41,513,095	$—	$80,363,333
Liabilities
Futures Contracts	$10,231,619	$—	$—	$10,231,619
Forward Contracts	—	55,635,355	—	55,635,355
Total	$10,231,619	$55,635,355	$—	$65,866,974

MLP & Infrastructure Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$202,715,657	$—	$—	$202,715,657
Total Assets	$202,715,657	$—	$—	$202,715,657

Floating Rate Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$131,560	$—	$—	$131,560
Exchange Traded Fund	1,698,000	—	—	1,698,000
Corporate Bonds	—	4,205,761	—	4,205,761
Collateralized Loan Obligations	—	1,931,105	—	1,931,105
Bank Loans	—	53,262,676	—	53,262,676
Total Assets	$1,829,560	$59,399,542	$—	$61,229,102

High Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$557,904	$—	$—	$557,904
Convertible Bonds	—	2,798,158	—	2,798,158
Corporate Bonds	—	20,089,521	—	20,089,521
Total Assets	$557,904	$22,887,679	$—	$23,445,583

Total Return Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$7,752,681	$—	$—	$7,752,681
Exchanged Traded Funds	732,229	—	—	732,229
Convertible Bonds	—	557,077	—	557,077
Corporate Bonds	—	7,317,881	—	7,317,881
Total Assets	$8,484,910	$7,874,958	$—	$16,359,868

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Stone Beach Income Opportunity Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$529,848	$—	$—	$529,848
U.S. Government Agencies	—	7,232,543	—	7,232,543
Private Collateralized Mortgage Obligations	—	5,604,634	—	5,604,634
Mortgage Notes	—	—	437,000	437,000
Total Assets	$529,848	$12,837,177	$437,000	$13,804,025

Derivatives(a)

Assets
Futures Contracts	$28,467	$—	$—	$28,467

Liabilities
Futures Contracts	$24,869	$—	$—	$24,869

Exceed Defined Shield Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,546,160	$—	$—	$1,546,160
Corporate Bonds	—	23,443,602	—	23,443,602
Call Options Purchased	922,091	742,300	—	1,664,391
Put Options Purchased	180,349	129,525	—	309,874
United States Government Securities	—	1,931,697	—	1,931,697
Total Assets	$2,648,600	$26,247,124	$—	$28,895,724
Liabilities(a)
Call Options Written	$125,322	$3,797	$—	$129,119
Put Options Written	468,041	395,990	—	864,031
Total Liabilities	$593,363	$399,787	$—	$993,150

Enhanced Income Fund

Assets(a)	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$18,220,809	$—	$18,220,809
Mortgage Backed Securities	—	3,565,820	—	3,565,820
Short-Term Investment	1,930,415	—	—	1,930,415
Total Assets	$1,930,415	$21,786,629	$—	$23,717,044

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The High Income Fund, Total Return Income Fund and Income Opportunity Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance June 30, 2018	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance March 31, 2019	$—	$—

The following is a reconciliation of Mortgage Notes (Income Opportunity Fund), for which Level 3 inputs were used in determining value:

Stone Beach Income
Opportunity
Fund
Mortgage Notes
Beginning balance June 30, 2018	$767,000
Cost of purchases	—
Total realized gain (loss)	—
Change in unrealized appreciation	—
Reinvestment of dividends	—
Proceeds from sales/maturities/calls	(330,000)
Net transfer in/out of level 3	—
Ending balance March 31, 2019	$437,000

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—
Income Opportunity
Mortgage Notes	$437,000	Cost Approach	No Impairments
Total Fair Value Securities	$437,000

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 3.9% for High Income Fund, Total Return Income Fund and Income Opportunity respectively.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At March 31, 2018, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2019, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	223,521
	Written Options	Commodity	(1,188,508)
Hedged Futures Strategy Fund	Purchased Options	Equity	6,557,188
	Written Options	Equity	1,419,375
Systematic Alpha Fund	Swap	Total Return Swap	62,795
Multi Strategy Fund	Futures	Commodity	6,117
		Equity	2,250
		Foreign Exchange	(3,394)
		Interest Rate	20,088
Exceed Defined Risk Fund	Purchased Options	Equity	298,068
	Written Options	Equity	139,578
MAP Global Equity Fund	Written Options	Equity	(12,626)
MAP Global Balanced Fund	Written Options	Equity	(2,209)
Millburn Hedge Strategy Fund	Futures	Commodity	1,917,976
		Equity	14,886,549
		Interest Rate	11,814,094
	Forward Contracts	Foreign Exchange	(14,122,260)
Stone Beach Income Opportunity Fund	Futures	Interest Rate	3,598
Exceed Defined Shield Fund	Purchased Options	Equity	49,698
	Written Options	Equity	719,556

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2019, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of March 31, 2019	% of Net Assets as of March 31, 2019
Hedged Commodity – CFC	6/25/2015	$8,235,146	14.79%
Multi Strategy – CFC	6/25/2015	869,033	18.05%
Systematic – CFC	12/19/2017	361,771	15.85%
Millburn – CFC	11/2/2015	220,298,485	4.83%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Agreggate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	13,054,226	667,265	(600,232)	67,033
Insider Buying Fund	47,518,949	5,379,805	(319,471)	5,060,334
Hedged Commodity Strategy Fund	49,369,617	4,534,153	(6,480,804)	(1,946,651)
Hedged Futures Strategy Fund	308,832,426	16,798,444	(6,120,313)	10,678,131
Insider Income Fund	17,440,211	169,693	(3,807)	165,886
Systematic Alpha Fund	1,956,002	62,795	(11,767)	51,028
IPOx Allocation Fund	2,112,661	291,903	(63,576)	228,327
Multi Strategy Fund	3,713,155	30,968	(5,907)	25,061
Dynamic Alpha Fund	329,008,108	44,063,819	(3,731,952)	40,331,867
Buyback Strategy Fund	24,208,138	706,565	(381,977)	324,588
Growth of Income Fund	2,282,676	4,945	(44,093)	(39,148)
Exceed Defined Risk Fund	15,484,466	678,929	(244,072)	434,857
Lyons Tactical Allocation Fund	74,032,188	376,773	(90,342)	286,431
MAP Global Equity Fund	45,240,281	8,374,620	(3,201,787)	5,172,833
MAP Global Balanced Fund	20,931,960	2,457,663	(1,204,283)	1,253,380
Millburn Hedge Strategy Fund	3,429,450,553	292,617,178	(86,995,894)	205,621,284
MLP & Infrastructure Fund	204,275,152	12,101,074	(13,660,569)	(1,559,495)
Floating Rate Income Fund	61,886,244	205,125	(862,267)	(657,142)
High Income Fund	30,270,163	470,670	(7,295,250)	(6,824,580)
Total Return Income Fund	23,670,848	590,144	(7,901,124)	(7,310,980)
Stone Beach Income Opportunity Fund	13,760,252	255,622	(208,251)	47,371
Exceed Defined Shield Fund	27,118,958	1,321,155	(537,539)	783,616
Enhanced Income Fund	23,499,653	401,711	(184,320)	217,391